UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-3178
                                   ------------


                           AXP DISCOVERY SERIES, INC.
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               (Exact name of registrant as specified in charter)


     200 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     7/31
                         --------------
Date of reporting period:    7/31
                         --------------

AXP(R)
     Core
          Bond
            Fund

                                                                   Annual Report
                                                            for the Period Ended
                                                                   July 31, 2003

AXP Core Bond Fund seeks to provide shareholders with a high total return through current income and capital appreciation.

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(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)
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

Table of Contents

Fund Snapshot                               3

Questions & Answers
   with Portfolio Management                4

Investments in Securities                   7

Financial Statements                       12

Notes to Financial Statements              15

Independent Auditors' Report               24

Federal Income Tax Information             25

Board Members and Officers                 26

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2   --   AXP CORE BOND FUND   --   2003 ANNUAL REPORT

Fund Snapshot
           AS OF JULY 31, 2003

PORTFOLIO MANAGER

Portfolio manager                              Tom Murphy, CFA*
Since                                                      6/03
Years in industry                                            17

* Team managed, led by Tom Murphy, leader of Investment Grade Corporate Sector Team.

FUND OBJECTIVE

The Fund seeks high total return through current income and capital appreciation.

Inception dates
A: 6/19/03           B: 6/19/03       C: 6/19/03     Y: 6/19/03

Ticker symbols
A: ACBAX             B: --            C: --          Y: --

Total net assets                                  $53.0 million

Number of holdings                                          140

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

     DURATION
SHORT  INT.  LONG
        X            HIGH
                     MEDIUM
                     LOW

SECTOR COMPOSITION

Percentage of portfolio assets

(pie chart)

Mortgage-backed securities 31.1%
Government obligations & agencies 29.4%
Short-term securities 15.1%
Financials 13.5%
Consumer discretionary 2.4%
Telecommunications 2.4%
Industrials 2.0%
Utilities 1.9%
Consumer staples 1.0%
Energy 0.6%
Materials 0.6%

Credit Quality Summary

Percentage of portfolio assets

AAA bonds                              67.8%
AA bonds                                0.2
A bonds                                 8.2
BBB bonds                               8.7
Non-investment grade bonds               --

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

There are special considerations associated with investing in bond funds. Principal risks associated with the Fund include market risk, interest rate risk, credit risk and liquidity risk.

Fund holdings are subject to change.

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3   --   AXP CORE BOND FUND   --   2003 ANNUAL REPORT

Questions & Answers
               WITH PORTFOLIO MANAGEMENT

Q: How did AXP Core Bond Fund perform for the initial fiscal period through July 31, 2003?

A: AXP Core Bond Fund's Class A shares, excluding sales charge, fell 4.31% from June 19, 2003 (when the Fund's shares became publicly available) to July 31, 2003. From July 1, 2003 through July 31, 2003, the Fund's Class A shares fell 3.69%, excluding sales charge, while the Fund's benchmark, the Lehman Brothers Aggregate Bond Index, lost 3.36%. The Lipper Intermediate Investment Grade Index, representing the Fund's peer group, fell 3.37% for the same period.

Q:   What factors affected the  Fund's performance?

A: AXP Core Bond Fund was launched just ahead of a stormy environment in the U.S. fixed income markets, which had an impact on performance. July 2003 was the worst total return performance month for the U.S. Treasury Index since February 1980 and the worst relative performance month for the U.S. mortgage market ever.

(bar chart)
                             PERFORMANCE COMPARISON
                       For the period ended July 31, 2003

 0%

-1%

-2%

-3%                        (bar 2)          (bar 3)           (bar 4)
                           -3.69%           -3.36%            -3.37%
-4%        (bar 1)
           -4.31%
-5%

(bar 1) AXP Core Bond Fund Class A (excluding sales charge)(since 6/19/03) (bar 2) AXP Core Bond Funds Class A (excluding sales charge)
        (since 7/1/03-7/31/03)
(bar 3) Lehman Brothers Aggregate Bond Index(1) (unmanaged)(since 7/1/03) (bar 4) Lipper Intermediate Investment Grade Index(2) (since 7/1/03)

(1) The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index reflects reinvestment of all distributions and changes in the market prices, but excludes brokerage commissions or other fees. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in the Fund.

(2) The Lipper Intermediate Investment Grade Index, an index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

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4   --   AXP CORE BOND FUND   --   2003 ANNUAL REPORT

Questions & Answers

(start callout quote)> The Fund's portfolio duration of four to six years can help shield investors from the impact of rising interest rates.(end callout quote)

Q:   How is the Fund being managed?

A: AXP Core Bond Fund seeks total return through income and capital appreciation and is managed to achieve a total return in excess of the Lehman Brothers Aggregate Bond Index. The Fund invests primarily in high-quality (AAA) intermediate-term securities including U.S. government securities, agency securities, and investment-grade corporate and foreign bonds. The Fund's portfolio duration of four to six years can help shield investors from the impact of rising interest rates. Also, our multi-sector approach has historically helped to reduce portfolio volatility.

TOTAL RETURNS

as of July 31, 2003

                              Class A                Class B                    Class C               Class Y
(Inception dates)            (6/19/03)              (6/19/03)                  (6/19/03)             (6/19/03)
                        NAV(1)      POP(2)     NAV(1)   After CDSC(3)   NAV(1)    After CDSC(4)  NAV(5)    POP(5)
Since inception*        -4.31%      -8.86%     -4.28%      -9.06%       -4.28%       -5.23%      -4.30%    -4.30%

* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com/funds for current information.

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5   --   AXP CORE BOND FUND   --   2003 ANNUAL REPORT

Questions & Answers

     Although the sector management team determines specific sector allocations based on various factors, typical sector allocations are:

     o   30%-40% in mortgage-backed securities

     o   25%-35% in investment grade corporate bonds

     o   20%-30% in U.S. Government securities

Q:   How can the Fixed Income investment area's structure benefit the Fund?

A: Our structure is based on teams across sectors in which we rely on the experience of sector-team leaders and specialists who monitor different credit securities and recommend the appropriate portfolio composition based on market developments. This approach creates focused teams accountable for performance and reaffirms the importance of research to support our actively managed portfolios. Put simply, our structure uses our talent and resources more efficiently by encouraging people to work together to identify the best ideas and relative value opportunities in the marketplace and align all portfolios accordingly.

Q: How will the Fund be managed in the coming months in light of current bond market conditions?

A: We are at an interesting inflection point in the market. We believe interest rates are likely to remain in a trading range, given the Fed's indication that it will keep short rates at the low end, with a further reduction more likely than an increase. At the same time, long-term interest rates have begun to trend upward in recent weeks. We will position the portfolio accordingly while maintaining our conservative approach as we look for signs of economic momentum.

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6   --   AXP CORE BOND FUND   --   2003 ANNUAL REPORT

Investments in Securities

AXP Core Bond Fund
July 31, 2003

(Percentages represent value of investments compared to net assets)

Bonds (92.0%)
Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Government obligations & agencies (31.8%)
Federal Home Loan Bank
         06-14-13         3.88%             $1,350,000           $1,228,835
Federal Home Loan Mtge Corp
         03-15-07         4.88                 700,000              741,248
         07-15-13         4.50                 350,000              332,752
Federal Natl Mtge Assn
         02-15-05         7.13                 925,000            1,000,617
         05-15-08         6.00                 830,000              912,791
U.S. Treasury
         05-31-05         1.25               4,000,000            3,967,479
         06-30-05         1.13               1,050,000            1,037,531
         05-15-06         2.00               3,858,000(e)         3,833,888
         05-15-08         2.63                 545,000              529,075
         05-15-13         3.63                  40,000               37,319
         08-15-27         6.38               1,000,000            1,117,461
         02-15-31         5.38               1,840,000            1,830,800
United Mexican States
     (U.S. Dollar)
         01-16-13         6.38                 270,000(c)           271,755
         03-03-15         6.63                  50,000(c)            48,750
Total                                                            16,890,301

Mortgage-backed securities (33.6%)
Federal Home Loan Mtge Corp
         05-01-18         5.50                 647,435              663,539
         03-01-33         6.00                 653,996              661,161
Federal Natl Mtge Assn
         06-01-13         4.54                 200,000              199,719
         06-01-13         4.85                 499,443              486,489
         09-01-14         7.00               1,556,469            1,655,727
         07-22-17         5.00               1,000,000(f)           998,440
         09-01-17         6.00                 496,957(f)           514,023
         02-01-18         5.50                 422,696              434,514
         08-01-18         4.50                 500,000(f)           486,720
         09-01-18         4.50                 225,000(f)           218,250
         11-01-26         6.50                 343,297              354,182
         07-01-28         5.50                 300,000(f)           297,806
         04-01-29         6.50                 359,213              369,210
         06-01-29         6.00                 200,000(f)           202,376
         05-01-31         6.50                 270,017              277,215
         09-01-31         7.00                 440,180              472,117
         08-01-32         6.50                 251,825              259,150
         10-01-32         6.00                 771,099              782,023
         10-01-32         6.50                 800,807              824,099
         11-01-32         6.50                 358,498              368,110
         03-01-33         6.00                 476,559              481,985
         05-01-33         5.50               1,994,976            1,972,118
         05-01-33         6.50                 295,389              303,981
         05-01-33         7.00               1,263,977            1,325,886
         06-01-33         5.50                 224,698              222,124
         06-01-33         6.00                 487,657              493,209
         07-01-33         5.50                 200,000              197,708
         07-01-33         5.50                 600,000(f)           593,125
         08-01-33         5.00                 525,000(f)           500,063
         09-01-33         5.00                 400,000(f)           379,248
Govt Natl Mtge Assn
         06-15-32         7.50                 220,910              234,093
         05-15-33         6.00                 244,979              249,660
         09-01-33         5.50                 425,000(f)           419,819
Total                                                            17,897,889

Aerospace & defense (0.1%)
Raytheon
         04-01-13         5.38                  50,000               49,275

Automotive & related (0.8%)
DaimlerChyrsler North American Holding
         06-04-08         4.05                 310,000              296,986
Ford Motor
         02-01-29         6.38                 140,000              105,827
Total                                                               402,813

Banks and savings & loans (2.8%)
Amsouth Bank NA
     Sub Nts
         04-01-13         4.85                  90,000               86,846
Bank of America
         01-15-11         7.40                 260,000              300,869
Banknorth Group
         05-01-08         3.75                  40,000               39,386

See accompanying notes to investments in securities.

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7   --   AXP CORE BOND FUND   --   2003 ANNUAL REPORT

Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Banks and savings & loans (cont.)
Credit Suisse First Boston USA
         01-15-12         6.50%                $70,000              $75,444
US Bank National Association Minnesota
         08-01-11         6.38                 300,000              328,800
Wachovia
         08-15-08         3.50                  70,000               68,546
Washington Mutual Bank
         06-15-11         6.88                 250,000              281,750
Wells Fargo Bank NA
     Sub Nts
         02-01-11         6.45                 250,000              277,632
Total                                                             1,459,273

Beverages & tobacco (0.3%)
Diageo Capital
     (U.S. Dollar)
         03-20-08         3.38                 140,000(c)           138,319

Broker dealers (1.1%)
Goldman Sachs Group
         01-15-11         6.88                  50,000               55,732
         04-01-13         5.25                  90,000               88,764
         07-15-13         4.75                  70,000               65,568
Lehman Brothers Holdings
         08-07-08         3.50                  70,000               68,274
Merrill Lynch
         11-15-07         4.00                  60,000               60,059
Morgan Stanley
         03-01-13         5.30                 250,000              244,710
Total                                                               583,107

Cable (0.8%)
Comcast
         03-15-11         5.50                 440,000              441,390

Cellular telecommunications (0.3%)
AT&T Wireless Services
     Sr Nts
         03-01-11         7.88                 160,000              180,124

Chemicals (0.4%)
Dow Chemical
         02-01-11         6.13                  70,000               72,359
Praxair
         06-15-08         2.75                 130,000              124,209
Total                                                               196,568

Energy (0.6%)
Conoco Funding
     (U.S. Dollar)
         10-15-11         6.35                 260,000(c)           285,170
Devon Financing
         09-30-11         6.88                  40,000               44,128
Total                                                               329,298

Finance companies (2.3%)
Citigroup
     Sub Nts
         10-01-10         7.25                 550,000              628,096
GMAC
         09-15-11         6.88                 375,000              366,363
Household Finance
         10-15-11         6.38                 190,000              203,010
Total                                                             1,197,469

Financial services (6.1%)
Bear Stearns Commercial Mtge Securities
     Series 2003-T10 Cl A1
         03-13-40         4.00                 495,900              487,762
Capital One Bank
     Sr Nts
         02-01-06         6.88                  25,000               27,048
Chase Manhattan Bank-First Union Natl
     Series 1999-1 C1 A2
         08-15-31         7.44                 400,000              457,647
Citibank Credit Card Issuance Trust
     Series 2003-A5 Cl A5
         04-07-08         2.50               1,000,000              998,041
     Series 2003-A7 Cl A7
         07-07-17         4.15                 160,000              149,534
HSBC Holdings
     (U.S. Dollar) Sub Nts
         12-12-12         5.25                  70,000(c)            69,723
LB-UBS Commercial Mtge Trust
     Series 2002-C4 Cl A5
         09-15-31         4.85                 500,000              486,872
Residential Asset Securities
     Series 2002-KS1 Cl A14
         11-25-29         5.86                 200,000              207,946
SLM
         03-17-08         3.63                  70,000               69,118
TIAA Global Markets
         01-22-08         3.88                 220,000(d)           221,487
Toyota Motor Credit
         08-01-08         2.88                  60,000               57,765
Total                                                             3,232,943

 See accompanying notes to investments in securities.

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8   --   AXP CORE BOND FUND   --   2003 ANNUAL REPORT

Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Food (0.7%)
General Mills
         02-15-12         6.00%               $100,000             $106,176
Kellogg
     Series B
         04-01-11         6.60                 100,000              110,818
Kraft Foods
         11-01-11         5.63                 130,000              131,244
Total                                                               348,238

Industrial transportation (1.0%)
Burlington North Santa Fe
         12-15-05         6.38                  80,000               87,022
Canadian Natl Railways
     (U.S. Dollar)
         10-15-11         6.38                 110,000(c)           120,227
CSX
         03-15-11         6.75                 110,000              120,796
Union Pacific
         01-15-11         6.65                  75,000               82,189
         04-15-12         6.50                 120,000              129,910
Total                                                               540,144

Insurance (1.0%)
Allstate
         06-01-33         5.35                  30,000               25,761
     Sr Nts
         02-15-12         6.13                  20,000               21,397
ASIF Global Financing
         01-17-13         4.90                 280,000(d)           271,796
MassMutual Global Funding II
         07-15-08         2.55                  90,000(d)            85,168
Met Life Global Funding I
         06-19-08         2.60                 100,000(d)            94,242
Travelers Property Casualty
     Sr Nts
         03-15-13         5.00                  60,000               58,532
Total                                                               556,896

Leisure time & entertainment (1.1%)
AOL Time Warner
         05-01-12         6.88                 325,000              348,465
         05-01-32         7.70                  55,000               57,689
Viacom
         05-15-11         6.63                 140,000              154,964
Total                                                               561,118

Multi-industry (1.0%)
General Electric
         02-01-13         5.00%               $560,000             $550,553

Paper & packaging (0.3%)
Domtar
     (U.S. Dollar)
         10-15-11         7.88                  30,000(c)            34,411
Weyerhaeuser
         03-15-12         6.75                 110,000              117,178
Total                                                               151,589

Real estate investment trust (1.4%)
EOP Operating LP
         02-15-12         6.75                 100,000              108,804
ERP Operating LP
         04-01-13         5.20                  60,000               58,775
Normura Asset Securities
     Series 1998-D6 Cl A1B
         03-15-30         6.59                 500,000              554,322
Total                                                               721,901

Retail -- grocery (0.2%)
Kroger
         04-01-11         6.80                  80,000               86,761

Telecom equipment & services (1.0%)
Sprint Capital
         03-15-12         8.38                  90,000              100,683
Verizon Maryland
         03-01-12         6.13                 280,000              296,170
Vodafone Group
     (U.S. Dollar)
         02-15-10         7.75                 125,000(c)           145,834
Total                                                               542,687

Utilities -- electric (2.0%)
Carolina Power & Light
         07-15-12         6.50                  10,000               10,790
Cincinnati Gas & Electric
         09-15-12         5.70                  20,000               20,502
Commonwealth Edison
         02-01-08         3.70                  70,000               69,888
Consolidated Edison
         08-01-08         3.63                 130,000              128,280
Consolidated Natural Gas
     Sr Nts
         04-15-11         6.85                  20,000               22,165

See accompanying notes to investments in securities.

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9   --   AXP CORE BOND FUND   --   2003 ANNUAL REPORT

Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Utilities -- electric (cont.)
Consumers Energy
     1st Mtge
         04-15-08         4.25%                $70,000(d)           $69,912
Dominion Resources
         02-15-08         4.13                 100,000              100,229
     Sr Nts Series B
         06-30-12         6.25                  50,000               52,760
Duke Energy
         03-05-08         3.75                  75,000(d)            74,783
         01-15-12         6.25                 100,000              105,160
FirstEnergy
     Series B
         11-15-11         6.45                  40,000               40,953
Florida Power
     1st Mtge
         03-01-13         4.80                 140,000              136,041
Florida Power & Light
     1st Mtge
         02-01-13         4.85                  70,000               69,174
Midamerican Energy
         01-15-13         5.13                  40,000               39,984
Northern States Power - Minnesota
     1st Mtge Series B
         08-29-12         8.00                  40,000               47,754
Public Service Colorado
     1st Mtge
         03-01-13         4.88                  20,000(d)            19,368
Tampa Electric
         08-15-07         5.38                  10,000               10,249
Xcel Energy
     Sr Nts
         07-01-08         3.40                  30,000(d)            28,575
Total                                                             1,046,567

Utilities -- natural gas (0.1%)
NiSource Finance
         07-15-14         5.40                  50,000               48,287

Utilities -- telephone (1.2%)
AT&T
     Sr Nts
         11-15-06         7.00                 100,000              110,525
British Telecom
     (U.S. Dollar)
         12-15-10         8.38                 120,000(c)           143,384
Citizens Communications
         05-15-11         9.25                  50,000               61,451
Deutsche Telekom Intl Finance
     (U.S. Dollar)
         07-22-13         5.25                 100,000(c)            95,677
France Telecom
     (U.S. Dollar)
         03-01-11         9.25                  60,000(b,c)          71,307
SBC Communications
         03-15-11         6.25                  50,000               54,216
Verizon Global Funding
         06-15-12         6.88                 110,000              120,261
Total                                                               656,821

Total bonds
(Cost: $51,146,671)                                             $48,810,331

See accompanying notes to investments in securities.

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10   --   AXP CORE BOND FUND   --   2003 ANNUAL REPORT

Short-term securities (16.4%)
Issuer                Annualized               Amount              Value(a)
                     yield on date           payable at
                      of purchase             maturity

U.S. government agency (13.2%)
Federal Natl Mtge Assn Disc Nt
         10-22-03         1.03%             $7,000,000           $6,983,578
Commercial paper (3.2%)
Citicorp
         08-01-03         1.12               1,700,000            1,699,947

Total short-term securities
(Cost: $8,683,579)                                               $8,683,525

Total investments in securities
(Cost: $59,830,250)(g)                                          $57,493,856

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2003.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of July 31, 2003, the value of foreign securities represented 2.7% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

     Type of security                                         Notional amount
     Purchase contracts

     Eurodollar, Sept. 2003, 90-day                              $2,500,000
     Eurodollar, Sept. 2007, 90-day                               2,250,000

(f) At July 31, 2003, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $4,808,138.

(g) At July 31, 2003, the cost of securities for federal income tax purposes was $59,911,395 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                    $     6,816
     Unrealized depreciation                                     (2,424,355)
                                                                 ----------
     Net unrealized depreciation                                $(2,417,539)
                                                                -----------

--------------------------------------------------------------------------------
11   --   AXP CORE BOND FUND   --   2003 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Core Bond Fund

July 31, 2003
Assets
Investments in securities, at value (Note 1)*
   (identified cost $59,830,250)                                                                            $57,493,856
Cash in bank on demand deposit                                                                                  108,109
Capital shares receivable                                                                                       111,306
Dividends and accrued interest receivable                                                                       438,000
Receivable for investment securities sold                                                                     3,773,869
                                                                                                              ---------
Total assets                                                                                                 61,925,140
                                                                                                             ----------
Liabilities
Dividends payable to shareholders                                                                                28,177
Payable for investment securities purchased                                                                   3,991,113
Payable for securities purchased on a forward-commitment basis (Note 1)                                       4,808,138
Accrued investment management services fee                                                                          790
Accrued distribution fee                                                                                            409
Accrued transfer agency fee                                                                                          31
Accrued administrative services fee                                                                                  73
Other accrued expenses                                                                                           46,828
                                                                                                                 ------
Total liabilities                                                                                             8,875,559
                                                                                                              ---------
Net assets applicable to outstanding capital stock                                                          $53,049,581
                                                                                                            ===========
Represented by
Capital stock -- $.01 par value (Note 1)                                                                    $    55,884
Additional paid-in capital                                                                                   55,678,727
Undistributed net investment income                                                                              13,587
Accumulated net realized gain (loss) (Note 8)                                                                  (319,547)
Unrealized appreciation (depreciation) on investments (Note 5)                                               (2,379,070)
                                                                                                             ----------
Total -- representing net assets applicable to outstanding capital stock                                    $53,049,581
                                                                                                            ===========
Net assets applicable to outstanding shares:               Class A                                          $50,867,422
                                                           Class B                                          $ 1,978,070
                                                           Class C                                          $   174,990
                                                           Class Y                                          $    29,099
Net asset value per share of outstanding capital stock:    Class A shares           5,358,588               $      9.49
                                                           Class B shares             208,286               $      9.50
                                                           Class C shares              18,429               $      9.50
                                                           Class Y shares               3,065               $      9.49
                                                                                        -----               -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12   --   AXP CORE BOND FUND   --   2003 ANNUAL REPORT

Statement of operations
AXP Core Bond Fund

For the period from June 19, 2003* to July 31, 2003
Investment income
Income:
Interest                                                                                                    $   167,814
                                                                                                            -----------
Expenses (Note 2):
Investment management services fee                                                                               32,016
Distribution fee
   Class A                                                                                                       14,513
   Class B                                                                                                        1,083
   Class C                                                                                                          125
Transfer agency fee                                                                                                 539
Incremental transfer agency fee
   Class A                                                                                                           32
   Class B                                                                                                           34
   Class C                                                                                                            3
Service fee -- Class Y                                                                                                3
Administrative services fees and expenses                                                                         2,965
Custodian fees                                                                                                   15,000
Printing and postage                                                                                             10,485
Registration fees                                                                                                62,501
Audit fees                                                                                                       15,500
Other                                                                                                             2,596
                                                                                                                  -----
Total expenses                                                                                                  157,395
   Expenses waived/reimbursed by AEFC (Note 2)                                                                  (98,319)
                                                                                                                -------
                                                                                                                 59,076
   Earnings credits on cash balances (Note 2)                                                                      (210)
                                                                                                                   ----
Total net expenses                                                                                               58,866
                                                                                                                 ------
Investment income (loss) -- net                                                                                 108,948
                                                                                                                -------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                              (326,063)
   Futures contracts                                                                                              9,041
   Options contracts written (Note 6)                                                                               (18)
                                                                                                                    ---
Net realized gain (loss) on investments                                                                        (317,040)
Net change in unrealized appreciation (depreciation) on investments                                          (2,087,410)
                                                                                                             ----------
Net gain (loss) on investments                                                                               (2,404,450)
                                                                                                             ----------
Net increase (decrease) in net assets resulting from operations                                             $(2,295,502)
                                                                                                            ===========

* When shares became publicly available.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13   --   AXP CORE BOND FUND   --   2003 ANNUAL REPORT

Statement of changes in net assets
AXP Core Bond Fund

For the period from June 19, 2003* to July 31, 2003
Operations and distributions
Investment income (loss) -- net                                                                             $   108,948
Net realized gain (loss) on investments                                                                        (317,040)
Net change in unrealized appreciation (depreciation) on investments                                          (2,087,410)
                                                                                                             ----------
Net increase (decrease) in net assets resulting from operations                                              (2,295,502)
                                                                                                             ----------
Distributions to shareholders from:
   Net investment income
     Class A                                                                                                   (109,305)
     Class B                                                                                                     (1,616)
     Class C                                                                                                       (200)
     Class Y                                                                                                        (62)
                                                                                                                    ---
Total distributions                                                                                            (111,183)
                                                                                                               --------
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                                                    3,506,283
   Class B shares                                                                                             2,092,380
   Class C shares                                                                                               171,163
   Class Y shares                                                                                                20,454
Reinvestment of distributions at net asset value
   Class A shares                                                                                                90,599
   Class B shares                                                                                                   843
   Class C shares                                                                                                   113
   Class Y shares                                                                                                    47
Payments for redemptions
   Class A shares                                                                                               (66,337)
   Class B shares (Note 2)                                                                                      (65,212)
                                                                                                                -------
Increase (decrease) in net assets from capital share transactions                                             5,750,333
                                                                                                              ---------
Total increase (decrease) in net assets                                                                       3,343,648
Net assets at beginning of period (Note 1)                                                                   49,705,933**
                                                                                                             ----------
Net assets at end of period                                                                                 $53,049,581
                                                                                                            ===========
Undistributed net investment income                                                                         $    13,587
                                                                                                            -----------

  * When shares became publicly available.

 ** Initial capital of $50,000,000 was contributed on June 12, 2003. The Fund had a decrease in net assets resulting from operations of $294,067 during the period from June 12, 2003 to June 19, 2003 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14   --   AXP CORE BOND FUND   --   2003 ANNUAL REPORT

Notes to Financial Statements

AXP Core Bond Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Discovery Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Discovery Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in intermediate-term investment grade securities that are included in the Lehman Brothers Aggregate Bond Index (the "Index"). The Index includes securities issued by the U.S. government, corporate securities and mortgage- and asset-backed securities. On June 12, 2003, IDS Life Insurance Company (IDS
Life), wholly-owned subsidiary of American Express Financial Corporation (AEFC) invested $50,000,000 in the Fund which represented 4,997,000 shares for Class A, 1,000 shares for Class B, Class C and Class Y, respectively, which represented the initial capital for each class at $10 per share. Shares of the Fund were first offered to the public on June 19, 2003. As of July 31, 2003, IDS Life owned approximately 89% of the Fund.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
15   --   AXP CORE BOND FUND   --   2003 ANNUAL REPORT

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

--------------------------------------------------------------------------------
16   --   AXP CORE BOND FUND   --   2003 ANNUAL REPORT

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. As of July 31, 2003, the Fund has entered into outstanding when-issued securities of $3,384,435 and other forward-commitments of $1,423,703.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $15,722 resulting in a net reclassification adjustment to decrease paid-in capital by $15,722.

--------------------------------------------------------------------------------
17   --   AXP CORE BOND FUND   --   2003 ANNUAL REPORT

For the period from June 19, 2003* to July 31, 2003

Class A
Distributions paid from:
    Ordinary income                                                  $109,305
    Long-term capital gain                                                 --
Class B
Distributions paid from:
    Ordinary income                                                     1,616
    Long-term capital gain                                                 --
Class C
Distributions paid from:
    Ordinary income                                                       200
    Long-term capital gain                                                 --
Class Y
Distributions paid from:
    Ordinary income                                                        62
    Long-term capital gain                                                 --

* When shares became publicly available.

As of July 31, 2003, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                                     $    41,764
Accumulated long-term gain (loss)                                 $  (281,078)
Unrealized appreciation (depreciation)                            $(2,417,539)

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.54% to 0.415% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

--------------------------------------------------------------------------------
18   --   AXP CORE BOND FUND   --   2003 ANNUAL REPORT

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o    Class A $20.50

o    Class B $21.50

o    Class C $21.00

o    Class Y $18.50

In addition, there is an annual closed-account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $61,761 for Class A for the period ended July 31, 2003.

For the period ended July 31, 2003, AEFC and American Express Financial Advisors Inc. waived certain fees and expenses to 0.96% for Class A, 1.73% for Class B, 1.64% for Class C and 0.82% for Class Y. In addition, AEFC and American Express Financial Advisors Inc. have agreed to waive certain fees and expenses until July 31, 2004. Under this agreement, total expenses will not exceed 0.99% for Class A, 1.75% for Class B, 1.75% for Class C and 0.83% for Class Y of the Fund's average daily net assets.

During the period ended July 31, 2003, the Fund's custodian and transfer agency fees were reduced by $210 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $29,660,682 and $21,925,649, respectively, for the period ended July 31, 2003. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the period from June 19, 2003* to July 31, 2003 are as follows:

                                      Class A    Class B    Class C     Class Y
Sold                                  359,073    213,916    17,417       2,060
Issued for reinvested distributions     9,379         87        12           5
Redeemed                               (6,864)    (6,717)       --          --
                                      -------    -------    ------       -----
Net increase (decrease)               361,588    207,286    17,429       2,065
                                      -------    -------    ------       -----

* When shares became publicly available.

--------------------------------------------------------------------------------
19   --   AXP CORE BOND FUND   --   2003 ANNUAL REPORT

5. INTEREST RATE FUTURES CONTRACTS

As of July 31, 2003, investments in securities included securities valued at $29,813 that were pledged as collateral to cover initial margin deposits on 19 open purchase contracts. The notional market value of the open purchase contracts as of July 31, 2003 was $4,589,163 with a net unrealized loss of $42,676. See "Summary of significant accounting policies."

6. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written are as follows:

                                                Period ended July 31, 2003
                                                           Puts
                                               Contracts           Premiums
Balance June 19, 2003*                            --             $    --
Opened                                            12               5,702
Closed                                           (12)             (5,702)
                                                 ---              ------
Balance July 31, 2003                             --             $    --
                                                 ---             -------

* When shares became publicly available.

See "Summary of significant accounting policies."

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the period ended July 31, 2003.

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $281,078 as of July 31, 2003, that will expire in 2011 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
20   --   AXP CORE BOND FUND   --   2003 ANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended July 31,                                           2003(b)
Net asset value, beginning of period                                   $9.94
Income from investment operations:
Net investment income (loss)                                             .02
Net gains (losses) (both realized and unrealized)                       (.45)
Total from investment operations                                        (.43)
Less distributions:
Dividends from net investment income                                    (.02)
Net asset value, end of period                                         $9.49

Ratios/supplemental data
Net assets, end of period (in millions)                                  $51
Ratio of expenses to average daily net assets(c),(e)                    .96%(d)
Ratio of net investment income (loss) to average daily net assets      1.80%(d)
Portfolio turnover rate (excluding short-term securities)                46%
Total return(i)                                                       (4.31%)(j)

Class B
Per share income and capital changes(a)
Fiscal period ended July 31,                                            2003(b)
Net asset value, beginning of period                                   $9.94
Income from investment operations:
Net investment income (loss)                                             .01
Net gains (losses) (both realized and unrealized)                       (.44)
Total from investment operations                                        (.43)
Less distributions:
Dividends from net investment income                                    (.01)
Net asset value, end of period                                         $9.50

Ratios/supplemental data
Net assets, end of period (in millions)                                   $2
Ratio of expenses to average daily net assets(c),(f)                   1.73%(d)
Ratio of net investment income (loss) to average daily net assets      1.37%(d)
Portfolio turnover rate (excluding short-term securities)                46%
Total return(i)                                                       (4.28%)(j)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
21   --   AXP CORE BOND FUND   --   2003 ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended July 31,                                            2003(b)
Net asset value, beginning of period                                   $9.94
Income from investment operations:
Net investment income (loss)                                             .01
Net gains (losses) (both realized and unrealized)                       (.44)
Total from investment operations                                        (.43)
Less distributions:
Dividends from net investment income                                    (.01)
Net asset value, end of period                                         $9.50

Ratios/supplemental data
Net assets, end of period (in millions)                                  $--
Ratio of expenses to average daily net assets(c),(g)                   1.64%(d)
Ratio of net investment income (loss) to average daily net assets      1.51%(d)
Portfolio turnover rate (excluding short-term securities)                46%
Total return(i)                                                       (4.28%)(j)

Class Y
Per share income and capital changes(a)
Fiscal period ended July 31,                                            2003(b)
Net asset value, beginning of period                                   $9.94
Income from investment operations:
Net investment income (loss)                                             .02
Net gains (losses) (both realized and unrealized)                       (.45)
Total from investment operations                                        (.43)
Less distributions:
Dividends from net investment income                                    (.02)
Net asset value, end of period                                         $9.49

Ratios/supplemental data
Net assets, end of period (in millions)                                  $--
Ratio of expenses to average daily net assets(c),(h)                    .82%(d)
Ratio of net investment income (loss) to average daily net assets      2.01%(d)
Portfolio turnover rate (excluding short-term securities)                46%
Total return(i)                                                       (4.30%)(j)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
22   --   AXP CORE BOND FUND   --   2003 ANNUAL REPORT

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 2.56% for the period ended July 31, 2003.

(f) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 3.32% for the period ended July 31, 2003.

(g) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 3.32% for the period ended July 31, 2003.

(h) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 2.40% for the period ended July 31, 2003.

(i)  Total return does not reflect payment of a sales charge.

(j)  Not annualized.

--------------------------------------------------------------------------------
23   --   AXP CORE BOND FUND   --   2003 ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS

AXP DISCOVERY SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Core Bond Fund (a series of AXP Discovery Series, Inc.) as of July 31, 2003, and the related statements of operations, changes in net assets and the financial highlights for the period from June 19, 2003 (when shares became publicly available) to July 31, 2003. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Core Bond Fund as of July 31, 2003, and the results of its operations, changes in its net assets and the financial highlights for the period stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

September 12, 2003

--------------------------------------------------------------------------------
24   --   AXP CORE BOND FUND   --   2003 ANNUAL REPORT

Federal Income Tax Information

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Core Bond Fund
Fiscal period ended July 31, 2003

Class A
Income distributions -- taxable as dividend income:

   Qualified Dividend Income for individuals
   (effective for distributions made after Jan. 1, 2003)              0.00%
   Dividends Received Deduction for corporations                      0.00%

Payable date                                                      Per share
July 24, 2003                                                      $0.01772

Class B
Income distributions -- taxable as dividend income:

   Qualified Dividend Income for individuals
   (effective for distributions made after Jan. 1, 2003)              0.00%
   Dividends Received Deduction for corporations                      0.00%

Payable date                                                      Per share
July 24, 2003                                                      $0.01127

Class C
Income distributions -- taxable as dividend income:

   Qualified Dividend Income for individuals
   (effective for distributions made after Jan. 1, 2003)              0.00%
   Dividends Received Deduction for corporations                      0.00%

Payable date                                                      Per share
July 24, 2003                                                      $0.01136

Class Y
Income distributions -- taxable as dividend income:

   Qualified Dividend Income for individuals
   (effective for distributions made after Jan. 1, 2003)              0.00%
   Dividends Received Deduction for corporations                      0.00%

Payable date                                                      Per share
July 24, 2003                                                      $0.01870

--------------------------------------------------------------------------------
25   --   AXP CORE BOND FUND   --   2003 ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 83 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age                 Position held      Principal occupation during past      Other directorships
                                   with Fund and      five years
                                   length of service
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Arne H. Carlson                    Board member       Chair, Board Services Corporation
901 S. Marquette Ave.              since 1999         (provides administrative services
Minneapolis, MN 55402                                 to boards). Former Governor  of
Age 68                                                Minnesota
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Philip J. Carroll, Jr.             Board member       Retired Chairman and CEO,  Fluor      Scottish Power PLC, Vulcan
901 S. Marquette Ave.              since 2002         Corporation (engineering and          Materials Company, Inc.
Minneapolis, MN 55402                                 construction) since 1998              (construction
Age 65                                                                                      materials/chemicals)
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Livio D. DeSimone                  Board member       Retired Chair of the Board and        Cargill, Incorporated
30 Seventh Street East             since 2001         Chief Executive Officer, Minnesota    (commodity merchants and
Suite 3050                                            Mining and Manufacturing (3M)         processors), General Mills,
St. Paul, MN 55101-4901                                                                     Inc. (consumer foods), Vulcan
Age 69                                                                                      Materials Company (construction
                                                                                            materials/ chemicals), Milliken
                                                                                            & Company (textiles and
                                                                                            chemicals), and Nexia
                                                                                            Biotechnologies, Inc.
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Heinz F. Hutter*                   Board member       Retired President and Chief
901 S. Marquette Ave.              since 1994         Operating Officer, Cargill,
Minneapolis, MN 55402                                 Incorporated (commodity merchants
Age 74                                                and processors)
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Anne P. Jones                      Board member       Attorney and Consultant
901 S. Marquette Ave.              since 1985
Minneapolis, MN 55402
Age 68
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Stephen R. Lewis, Jr.**            Board member       Retired President and Professor of    Valmont Industries, Inc.
901 S. Marquette Ave.              since 2002         Economics, Carleton College           (manufactures irrigation
Minneapolis, MN 55402                                                                       systems)
Age 64
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Alan G. Quasha                     Board member       President, Quadrant Management,       Compagnie Financiere Richemont
901 S. Marquette Ave.              since 2002         Inc. (management of private           AG (luxury goods), Harken
Minneapolis, MN 55402                                 equities)                             Energy Corporation (oil and gas
Age 53                                                                                      exploration) and SIRIT Inc.
                                                                                            (radio frequency identification
                                                                                            technology)
---------------------------------- ------------------ ------------------------------------- ---------------------------------

 * Interested person of AXP Partners International Aggressive Growth Fund and AXP Partners Aggressive Growth Fund by reason of being a security holder of J P Morgan Chase & Co., which has a 45% interest in American Century Companies, Inc., the parent company of the subadviser of two of the AXP Partners Funds, American Century Investment Management, Inc.

** Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Liberty Wanger Asset Management, L.P., one of the fund's subadvisers.

--------------------------------------------------------------------------------
26   --   AXP CORE BOND FUND   --   2003 ANNUAL REPORT

Independent Board Members (continued)

Name, address, age                Position held       Principal occupation during past      Other directorships
                                  with Fund and       five years
                                  length of service
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Alan K. Simpson                   Board member        Former three-term United States       Biogen, Inc.
1201 Sunshine Ave.                since 1997          Senator for Wyoming                   (biopharmaceuticals)
Cody, WY 82414
Age 71
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Alison Taunton-Rigby              Board member        President, Forester Biotech since
901 S. Marquette Ave.             since 2002          2000. Former President and CEO,
Minneapolis, MN 55402                                 Aquila Biopharmaceuticals, Inc.
Age 59
--------------------------------- ------------------- ------------------------------------- ---------------------------------

Board Members Affiliated with AEFC***

Name, address, age                Position held       Principal occupation during past      Other directorships
                                  with Fund and       five years
                                  length of service
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Barbara H. Fraser                 Board member        Executive Vice President -  AEFA
1546 AXP Financial Center         since 2002          Products and Corporate Marketing of
Minneapolis, MN 55474                                 AEFC since 2002. President -
Age 53                                                Travelers Check Group, American
                                                      Express Company,  2001-2002.
                                                      Management Consultant, Reuters,
                                                      2000-2001. Managing Director -
                                                      International Investments, Citibank
                                                      Global,  1999-2000. Chairman and
                                                      CEO, Citicorp Investment Services
                                                      and Citigroup Insurance Group,
                                                      U.S., 1998-1999
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Stephen W. Roszell                Board member        Senior Vice President -
50238 AXP Financial Center        since 2002, Vice    Institutional Group of AEFC
Minneapolis, MN 55474             President  since
Age 54                            2002
--------------------------------- ------------------- ------------------------------------- ---------------------------------
William F. Truscott               Board member        Senior Vice President - Chief
53600 AXP Financial Center        since 2001,  Vice   Investment Officer of AEFC since
Minneapolis, MN 55474             President  since    2001. Former Chief Investment
Age 42                            2002                Officer and Managing Director,
                                                      Zurich Scudder Investments
--------------------------------- ------------------- ------------------------------------- ---------------------------------

*** Interested person by reason of being an officer, director and/or employee of AEFC.

--------------------------------------------------------------------------------
27   --   AXP CORE BOND FUND   --   2003 ANNUAL REPORT

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Roszell, who is vice president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age                Position held       Principal occupation during past      Other directorships
                                  with Fund and       five years
                                  length of service
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Jeffrey P. Fox                    Treasurer since     Vice President - Investment
50005 AXP Financial Center        2002                Accounting, AEFC, since 2002;  Vice
Minneapolis, MN 55474                                 President - Finance, American
Age 48                                                Express Company, 2000-2002;  Vice
                                                      President - Corporate Controller,
                                                      AEFC, 1996-2000
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Paula R. Meyer                    President since     Senior Vice President and General
596 AXP Financial Center          2002                Manager - Mutual Funds, AEFC, since
Minneapolis, MN 55474                                 2002; Vice President and Managing
Age 49                                                Director - American Express Funds,
                                                      AEFC, 2000-2002; Vice President,
                                                      AEFC,  1998-2000
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Leslie L. Ogg                     Vice President,     President of Board Services
901 S. Marquette Ave.             General Counsel,    Corporation
Minneapolis, MN 55402             and Secretary
Age 64                            since 1978
--------------------------------- ------------------- ------------------------------------- ---------------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

--------------------------------------------------------------------------------
28   --   AXP CORE BOND FUND   --   2003 ANNUAL REPORT

The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities can be found in the Fund's Statement of Additional Information (SAI) which is available (i) without charge, upon request, by calling toll-free (800) 862-7919; (ii) on the American Express Company Web site at americanexpress.com/funds; and (iii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

--------------------------------------------------------------------------------
(logo)
AMERICAN
   EXPRESS(R)
--------------------------------------------------------------------------------

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD.
American Express Company is separate from American Express
Financial Advisors Inc. and is not a broker-dealer.

AXP(R)
    Discovery
     Fund

Annual Report

for the Period Ended
July 31, 2003

AXP Discovery Fund seeks to provide shareholders with long-term growth of capital.

The Fund is closed to new investors. Existing shareholders may continue to own shares and make investments.

--------------------------------------------------------------------------------
(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)
--------------------------------------------------------------------------------

Table of Contents

Fund Snapshot                                               3
Questions & Answers  with Portfolio Management              4
The Fund's Long-term Performance                            9
Investments in Securities                                  10
Financial Statements                                       14
Notes to Financial Statements                              17
Independent Auditors' Report                               26
Board Members and Officers                                 27

--------------------------------------------------------------------------------
2   --   AXP DISCOVERY FUND   --   2003 ANNUAL REPORT

Fund Snapshot
           AS OF JULY 31, 2003

PORTFOLIO MANAGERS

Pilgrim Baxter & Associates

Portfolio manager           Jerome J. Heppelmann, CFA
Since                                            4/02
Years in industry                                  10

Wellington Management Company, LLP
Portfolio manager                   Kenneth L. Abrams
Since                                            4/02
Years in industry                                  19

FUND OBJECTIVE
Seeks to provide shareholders with long-term growth of capital.

Inception dates
A: 8/24/81        B: 3/20/95        C: 6/26/00       Y: 3/20/95

Ticker symbols
A: INDYX          B: IDIBX          C:--             Y:--

Total net assets                       $152.0 million
Number of holdings                                185

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

        STYLE
VALUE   BLEND    GROWTH
                           LARGE
                           MEDIUM   SIZE
          X                SMALL

SECTOR COMPOSITION
Percentage of portfolio assets

(pie chart)

Technology 21.8%
Health care 20.4%
Consumer discretionary 18.6%
Financials 14.5%
Industrials 8.7%
Energy 5.2%
Materials 4.9%
Short-term securities 2.0%
Telecommunications 1.7%
Utilities 1.2%
Consumer staples 1.0%

TOP TEN HOLDINGS
Percentage of portfolio assets

ADVO (Media)                                      1.6%
Humana (Health care services)                     1.3
Fairchild Semiconductor Intl Cl A (Electronics)   1.3
Maxtor (Computer hardware)                        1.2
LifePoint Hospitals (Health care services)        1.2
DSP Group (Electronics)                           1.2
Arbitron (Multi-industry)                         1.2
Valassis Communications (Media)                   1.1
Brookline Bancorp (Banks and savings & loans)     1.1
Manor Care (Health care services)                 1.0

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

Stocks of small-sized companies may be subject to more abrupt or erratic price movements than stocks of larger companies. Some of these companies also have fewer financial resources.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
3   --   AXP DISCOVERY FUND   --   2003 ANNUAL REPORT

Questions & Answers
     WITH PORTFOLIO MANAGEMENT

Two money management firms, Pilgrim Baxter & Associates and Wellington Management Company, manage AXP Discovery Fund's portfolio. Each manager acts independently of the other and uses its own methodology for selecting investments that together provide access to both the growth and value segments of the small-cap market. The goal of the Fund is to provide shareholders with long-term growth of capital.

The Fund's Class A shares rose 25.62% for the 12 months ended July 31, 2003, excluding sales charge. This outpaced both the Standard & Poor's SmallCap 600 Index and the Russell 2000 Index, which advanced 18.12% and 23.11% for the period, respectively. The Fund's peer group, the Lipper Small-Cap Core Funds Index advanced 18.79% for the period. As of July 31, 2003, Pilgrim Baxter and Wellington Management each managed approximately 50% of the Fund's portfolio.

Q:  What factors most significantly affected results for the period?

    Pilgrim Baxter: Our portion of the Fund underperformed its benchmark and peers in fiscal year 2003. Poor stock selection in technology hurt results. Despite being relatively underweight in the early part of the 12-month period in this sector, the majority of technology companies we owned suffered from a weak capital-spending environment. As the fiscal year came to a close, we struggled to find companies that had a combination of solid growth prospects and acceptable operating risk. In general, low priced, low quality, non-earning stocks drove the sector's sharp upswing during this time. Our disciplined investment process is committed to only buying stocks that we believe to have attractive near-term business dynamics, good long-term growth prospects and attractive valuations.

(bar chart)

                             PERFORMANCE COMPARISON
                       For the period ended July 31, 2003


30%      (bar 1)
         +25.62%                   (bar 3)
24%                                +23.11%
                     (bar 2)                       (bar 4)
18%                  +18.12%                       +18.79%

12%

 6%

 0%

(bar 1)  AXP Discovery Fund Class A (excluding sales charge)
(bar 2)  Standard & Poor's SmallCap 600 Index (unmanaged)
(bar 3)  Russell 2000(R) Index (unmanaged)
(bar 4)  Lipper Small-Cap Core Funds Index

(see "The Fund's Long-term Performance" for Index descriptions)

Past performance is no guarantee of future results. The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
4   --   AXP DISCOVERY FUND   --   2003 ANNUAL REPORT

Questions & Answers

(begin callout quote)> We believe small and nimble companies who expand both sales and profits will provide the most attractive investment opportunities.(end callout quote)
-- Pilgrim Baxter

    This process prevented us from owning the low priced, low quality stocks that were among the most favored during the spring of 2003.

    Wellington Management: Amid a challenging economic and market environment, we held a higher concentration of stocks in the technology and consumer discretionary sectors and positioned the portfolio to benefit from an eventual pick-up in the economy. As the year progressed, our stock selections were ultimately rewarded, enabling our portion of the Fund to outpace the benchmark.

    Much of the gain came in the second calendar quarter of 2003, the strongest three-month period for small-cap stocks

AVERAGE ANNUAL TOTAL RETURNS
as of July 31, 2003
                               Class A              Class B                     Class C                       Class Y
(Inception dates)             (8/24/81)            (3/20/95)                   (6/26/00)                     (3/20/95)
                         NAV(1)     POP(2)      NAV(1)   After CDSC(3)     NAV(1)    After CDSC(4)      NAV(5)         POP(5)
 1 year                 +25.62%    +18.40%    +24.78%      +20.78%        +24.83%      +24.83%         +25.97%        +25.97%
 5 years                 -4.56%     -5.68%     -5.30%       -5.42%           N/A          N/A           -4.37%         -4.37%
 10 years                +3.04%     +2.43%       N/A          N/A            N/A          N/A             N/A            N/A
 Since inception           N/A        N/A      +2.40%       +2.40%        -10.29%      -10.29%          +3.37%         +3.37%


(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 5.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com/funds for current information.

--------------------------------------------------------------------------------
5   --   AXP DISCOVERY FUND   --   2003 ANNUAL REPORT

Questions & Answers

    since 1991. The successful resolution of the war with Iraq lifted a cloud of concern that was contributing to depressed equity markets. First quarter and second quarter 2003 corporate earnings were also generally better than expected. In addition, the enactment of a stimulus package with targeted tax relief for dividends and capital gains, as well as an additional short-term interest rate reduction, reinforced investors' emerging optimism.

Q: How was the Fund positioned during the year relative to its benchmark and how did this affect results?

    Pilgrim Baxter: Our portion of the Fund was negatively impacted by an overweight position in the energy sector. We built positions in companies with strong operations in natural gas, and this focus did not prove beneficial as expected. It was our opinion that the combination of depletion rates on current wells, low production and the recent cold winter had set the stage for stronger than expected natural gas prices going forward. However, as natural gas supplies increased to record levels, our holdings in this sector were punished. Although we were surprised with the speed with which the producers of natural gas refilled storage, we still remain committed to our energy thesis over the longer-term. The increase in supply did not come from strong production but instead from a sharp drop off in demand from chemical and industrial concerns who were forced to close plants. We believe this is simply a short-term phenomenon and does not solve the long-term energy supply issues the U.S. will face over time.

    During the early part of the fiscal year, our portion of the Fund was also negatively affected by an overweight position and stock selection in the consumer cyclical sector of the market. Companies began to suffer as the increasing economic and geopolitical concerns caused many consumers to finally begin tightening their "purse strings." Stocks such as Pier 1 Imports and Scholastic Corporation hurt overall performance.

    We found some success in the financial sector. Although our long-standing underweight in small capitalization banks hurt the Fund, our stock selection of those we did find investment worthy more than made up for our underweighting of a relatively strong sector. Strong stock selection in the insurance industry also helped boost performance. Names such as Odyssey Re Holdings Corp. and First American Corp. were positive contributors. We continue to believe there is long-term value in these companies.

    Wellington Management: Our portion of the portfolio benefited from an overweight position in the information technology sector, which was the second best performing sector over the fiscal year

--------------------------------------------------------------------------------
6   --   AXP DISCOVERY FUND   --   2003 ANNUAL REPORT

Questions & Answers

(begin callout quote) > We held a higher concentration of stocks in the technology and consumer discretionary sectors and positioned the portfolio to benefit from an eventual pick-up in the economy. (end callout quote)
   -- Wellington Management

    period. Within this sector, outperforming stocks included Maxtor, a provider of disk drives and storage solutions, Western Digital, a manufacturer of hard drives for PCs and popular media applications, and Agere Systems, a producer of circuits for communications networks.

    Our stock selection and sector allocation within financials also contributed positively to performance. Specifically, E*Trade posted strong returns due to increased trading activity associated with the rebounding equity market and market share gains. Providian, a diversified financial company, rose on declining credit losses and falling delinquency rates. Our health care stocks also favorably contributed to the portfolio's relative performance, led by gains in Ciphergen Biosystems, Kensey Nash and Coventry Health Care.

Q:  How will you manage the Fund in the coming months?

    Pilgrim Baxter: The economy and stock market have been locked into a pattern for some time now. One seems to move forward a few steps only to be forced back a little by the other partner. The stock market's steady upward trend has been encouraging, but the good news/bad news economic data remains disconcerting to many investors and businesses. While the economy seems on course for stronger growth in the second half of the year, there are still many obstacles in the way. Fortunately, we remain undistracted by the meanderings of the economy, confident that our disciplined approach will continue to help us to uncover promising investment ideas hidden amid the difficult terrain.

    The broad market has not tested new lows since October, which further suggests that the investment environment may be in transition. Large companies may be the first to participate in any new bull market because we believe equity investors see larger size as a way to reduce risk. However, we believe small and nimble companies who expand both sales and profits will provide the most attractive investment opportunities over time.

--------------------------------------------------------------------------------
7   --   AXP DISCOVERY FUND   --   2003 ANNUAL REPORT

Questions & Answers

    Wellington Management: We have maintained a consistent overweight to health care, as we believe that this sector will show solid growth driven by demographics and that the sector's reasonable valuation compensates adequately for escalating price pressures. We have also taken some profits in the technology sector as stocks reached our price targets. Additionally, as our conviction in an improving economy increased, we were able to assign higher probabilities to our earnings estimates which allowed us to increase our positions in selected stocks.

    Economic weakness and geopolitical uncertainty have been common catchphrases used to justify the problematic outlook for equity markets.

    Now that the war with Iraq has ended and concerns regarding North Korea have subsided somewhat, the market has begun to view the domestic economy through a more optimistic lens. The Federal Reserve has reduced short-term interest rates to 45-year lows and the recently passed stimulus package has already begun to put more money in the hands of consumers. We view these measures positively and expect them to help solidify, and potentially accelerate an economic recovery. Accordingly, the portfolio remains positioned to benefit from an improving economy with higher-than-benchmark concentrations in the consumer discretionary, information technology, and energy sectors.

--------------------------------------------------------------------------------
8   --   AXP DISCOVERY FUND   --   2003 ANNUAL REPORT

The Fund's Long-term Performance

This chart illustrates the total value of an assumed $10,000 investment in AXP Discovery Fund Class A shares (from 8/1/93 to 7/31/03) as compared to the performance of three widely cited performance indices, the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index), the Russell 2000(R) Index and the Lipper Small-Cap Core Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

Past performance is no guarantee of future results. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect taxes payable on distributions and redemptions. Also see "Past Performance" in the Fund's current prospectus.

(line chart)
                   VALUE OF A HYPOTHETICAL $10,000 INVESTMENT
                            IN AXP DISCOVERY FUND

$30,000
           (solid line) AXP Discovery Fund Class A
$25,000    (dotted line) S&P SmallCap 600 Index(1)
           (dashed line) Russell 2000(R) Index(2)
$20,000    (long dashed line) Lipper Small-Cap Core Funds Index(3)

$15,000

$10,000

 $5,000

        '93    '94   '95    '96    '97   '98    '99   '00    '01    '02   '03

(solid line) AXP Discovery Fund Class A  $12,718
(dotted line) S&P SmallCap 600 Index(1) $28,072
(dashed line) Russell 2000(R) Index(2) $23,139
(long dashed line) Lipper Small-Cap Core Funds Index(3) $26,250

      Average Annual Total Returns
Class A with Sales Charge as of July 31 2003
 1 year                    +18.40%
 5 years                    -5.68%
 10 years                   +2.43%

Results for other share classes can be found on page 5.

(1) S&P SmallCap 600 Index, an unmanaged market-weighted index, consists of 600 domestic stocks chosen for market size, liquidity, (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The Fund may invest in stocks that may not be listed in the Index.

(2) Russell 2000(R) Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

(3) The Lipper Small-Cap Core Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

--------------------------------------------------------------------------------
9   --   AXP DISCOVERY FUND   --   2003 ANNUAL REPORT

Investments in Securities
AXP Discovery Fund

July 31, 2003

(Percentages represent value of investments compared to net assets)

Common stocks (97.7%)

Issuer                          Shares               Value(a)
Aerospace & defense (0.8%)
EDO                            30,800                $611,072
Teledyne Technologies          35,300(b)              535,854
Total                                               1,146,926

Airlines (0.2%)
SkyWest                        20,000                 373,800

Automotive & related (1.6%)
BorgWarner                     12,100                 807,917
Cummins                        15,900                 736,647
Dana                           54,000                 831,600
Total                                               2,376,164

Banks and savings & loans (4.7%)
Bank Mutual                     9,400                 347,800
Bank of Hawaii                 22,600                 761,168
Brookline Bancorp             111,893               1,666,087
Independence Community Bank    22,200                 723,276
Jefferson Bancshares           18,500(b)              262,515
Provident Financial Services   65,100               1,303,953
TierOne                        13,000(b)              300,300
Westcorp                       34,400               1,162,720
Willow Grove Bancorp           38,700                 659,835
Total                                               7,187,654

Broker dealers (0.8%)
Affiliated Managers Group      15,700(b)            1,027,094
E*TRADE Group                  25,300(b)              231,748
Total                                               1,258,842

Building materials & construction (0.5%)
Fluor                          23,000                 819,490

Chemicals (3.4%)
Cytec Inds                     22,000(b)              849,640
Ferro                          29,700                 646,272
IMC Global                     74,100                 541,671
Minerals Technologies          18,700                 934,065
Olin                           63,800               1,191,784
TETRA Technologies             31,100(b)            1,021,635
Total                                               5,185,067

Computer hardware (3.2%)
Electronics for Imaging        18,600(b)              390,600
IDX Systems                    45,300(b)              874,788
Ingram Micro Cl A              86,700(b)            1,192,125
Maxtor                        187,000(b)            1,870,000
SonicWALL                     108,000(b)              581,040
Total                                               4,908,553

Computer software & services (6.9%)
3Com                          228,500(b)            1,115,080
Acxiom                         54,400(b)              864,416
Brocade Communications
   Systems                    176,400(b)              984,312
CheckFree                      44,200(b)            1,189,422
Extreme Networks              237,100(b)            1,451,052
Fair, Isaac & Co                6,700                 362,068
FileNET                        77,800(b)            1,417,516
Hyperion Solutions             31,700(b)              866,361
Investment Technology Group    51,800(b)              962,444
Natl Processing                 6,900(b)              129,375
Red Hat                       100,400(b)              634,528
Sanchez Computer Associates   112,700(b)              473,227
Total                                              10,449,801

Electronics (11.7%)
Actel                          18,300(b)              445,605
Agere Systems Cl A            338,900(b)              952,309
ATMI                           25,700(b)              662,289
Cymer                          16,300(b)              659,335
Cypress Semiconductor          49,400(b)              690,612
DSP Group                      67,100(b)            1,760,033
Fairchild Semiconductor
  Intl Cl A                   156,900(b)            2,000,476
GlobespanVirata                81,200(b)              560,280
Helix Technology               60,800                 988,608
Integrated Alarm
   Services Group             105,300(b)              975,078
Integrated Device Technology   57,500(b)              661,825
Intersil                       16,500(b)              406,890
Moog Cl A                      41,600(b)            1,539,200
ON Semiconductor               72,300(b)              211,116
Park Electrochemical           59,100               1,260,012
Semtech                        33,000(b)              544,500
Silicon Laboratories            8,400(b)              308,364

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
10   --   AXP DISCOVERY FUND   --   2003 ANNUAL REPORT

Issuer                          Shares               Value(a)
Electronics (cont.)
Skyworks Solutions             70,500(b)             $599,955
Triumph Group                  28,300(b)              880,413
Ultratech                      21,200(b)              492,900
Veeco Instruments              35,800(b)              674,472
Zoran                          18,200(b)              493,402
Total                                              17,767,674

Energy (2.2%)
Brown (Tom)                    36,300(b)              920,205
Frontier Oil                   37,300                 565,468
Stone Energy                   20,000(b)              772,200
Sunoco                         15,300                 566,100
Vintage Petroleum              46,600                 534,502
Total                                               3,358,475

Energy equipment & services (3.0%)
Atwood Oceanics                24,100(b)              592,137
Cal Dive Intl                  64,700(b)            1,281,060
Grey Wolf                     243,000(b)              857,790
Helmerich & Payne              26,900                 719,575
Lone Star Technologies         21,000(b)              347,760
Pride Intl                     28,400(b)              468,032
Universal Compression Holdings 12,800(b)              254,080
Total                                               4,520,434

Financial services (1.0%)
Jones Lang LaSalle             14,800(b)              250,860
Providian Financial           133,800(b)            1,291,170
Total                                               1,542,030

Food (1.0%)
Smithfield Foods               35,600(b)              758,280
Wild Oats Markets              73,200(b)              773,724
Total                                               1,532,004

Furniture & appliances (0.8%)
Aaron Rents                    16,500                 471,075
Furniture Brands Intl          34,300(b)              814,968
Total                                               1,286,043

Health care products (8.6%)
Abgenix                        55,400(b)              703,026
Ciphergen Biosystems          145,200(b)            1,203,708
Conmed                         39,100(b)              804,287
Cooper Companies                5,200                 182,260
CV Therapeutics                22,500(b)              803,025
Haemonetics                    26,700(b)              556,428
Human Genome Sciences          61,100(b)              838,903
CU Medical                     22,300(b)              560,176
Incyte                        102,801(b)              539,705
Kensey Nash                    26,000(b)              704,080
Medicines Company              24,300(b)              659,745
Medicis Pharmaceutical Cl A    12,100                 706,640
Pharmaceutical Resources       12,800(b)              724,480
SICOR                          79,500(b)            1,550,250
Telik                          51,700(b)              986,953
Wilson Greatbatch Technologies 23,500(b)              919,085
Wright Medical Group           21,700(b)              555,954
Total                                              12,998,705

Health care services (11.8%)
Accredo Health                 30,400(b)              744,192
Allscripts Healthcare
   Solutions                  126,500(b)              378,235
American Healthways            21,500(b)              745,835
American Medical
   Security Group              37,300(b)              744,508
Apria Healthcare Group         53,500(b)            1,388,860
Caremark Rx                    26,700(b)              668,034
Centene                        11,750(b)              343,688
Cerner                         25,100(b)              794,415
Covance                        44,500(b)              921,150
Coventry Health Care           22,400(b)            1,206,688
Exelixis                      101,756(b)              839,487
Fisher Scientific Intl         32,000(b)            1,209,600
Humana                        115,932(b)            2,031,129
LifePoint Hospitals            64,600(b)            1,823,658
Manor Care                     54,800(b)            1,561,800
Molina Healthcare              19,300(b)              457,410
Pharmaceutical Product
  Development                  18,200(b)              455,910
Triad Hospitals                41,800(b)            1,261,942
VCA Antech                     17,100(b)              387,811
Total                                              17,964,352

Industrial transportation (2.7%)
CNF                            32,400                 902,340
EGL                            59,300(b)              979,636
GATX                           20,000                 438,400
Werner Enterprises             36,400                 867,776
Yellow Corp                    34,600(b)              943,196
Total                                               4,131,348

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
11   --   AXP DISCOVERY FUND   --   2003 ANNUAL REPORT

Issuer                          Shares                Value(a)
Insurance (4.9%)
Allmerica Financial            41,500(b)             $927,110
HCC Insurance Holdings         43,900               1,311,732
Hilb, Rogal & Hamilton          5,200                 175,084
Hooper Holmes                  92,900                 650,300
Odyssey Re Holdings            45,400                 835,360
Platinum Underwriters Holdings 46,700(c)            1,263,235
Reinsurance Group of America   26,100                 933,597
Scottish Annuity
   & Life Holdings             32,800(c)             749,480
StanCorp Financial Group       11,800                 658,440
Total                                               7,504,338

Leisure time & entertainment (0.8%)
Callaway Golf                  73,800               1,140,948

Lodging & gaming (0.6%)
Aztar                          49,300(b)              930,784

Machinery (2.3%)
AGCO                           60,300(b)            1,156,554
Graco                          25,000                 911,250
IHC Caland                     11,289(c)              582,585
Kennametal                     21,800                 839,300
Total                                               3,489,689

Media (7.0%)
ADVO                           52,900(b)            2,457,205
AMC Entertainment              69,700(b)              775,761
Catalina Marketing             48,400(b)              814,572
Cumulus Media Cl A             28,000(b)              489,720
Emmis Communications Cl A      24,700(b)              494,247
Journal Register               35,600(b)              654,328
Lin TV                         47,900(b)            1,043,262
Macrovision                    19,300(b)              453,550
Scholastic                     38,860(b)            1,133,546
UnitedGlobalCom Cl A           87,300(b)              553,482
Valassis Communications        60,900(b)            1,724,079
Total                                              10,593,752

Metals (0.5%)
Peabody Energy                 25,000                 767,250

Miscellaneous (0.3%)
Philadelphia Suburban          20,200                 483,588

Multi-industry (2.3%)
Arbitron                       47,100(b)            1,752,120
Coinstar                       68,000(b)              947,240
Harman Intl Inds                4,010                 335,236
PDI                            31,300(b)              525,840
Total                                               3,560,436

Paper & packaging (0.5%)
AptarGroup                     19,100                 711,475

Real estate (0.7%)
CoStar Group                   33,900(b)            1,028,865

Real estate investment trust (2.3%)
Brandywine Realty Trust        29,100                 727,500
Host Marriott                  77,000(b)              768,460
Mack-Cali Realty               10,600                 390,292
MFA Mtge Investments           67,000                 710,200
Ventas                         53,200                 880,460
Total                                               3,476,912

Restaurants (0.5%)
RARE Hospitality Intl          20,900(b)              729,640

Retail -- general (5.8%)
Barnes & Noble                 28,300(b)              677,219
bebe stores                    16,100(b)              359,674
Borders Group                  43,400(b)              772,520
Charming Shoppes              103,700(b)              544,425
Cost Plus                      10,300(b)              383,881
Electronics Boutique Holdings  22,900(b)              613,262
Foot Locker                    85,100               1,273,096
Pacific Sunwear of California  13,700(b)              415,795
PETCO Animal Supplies          34,100(b)              855,569
Phillips-Van Heusen            23,000                 330,740
Pier 1 Imports                 36,200                 673,320
Too                            47,200(b)              868,480
Wet Seal Cl A                  95,800(b)            1,080,624
Total                                               8,848,605

Telecom equipment & services (1.7%)
Advanced Fibre Communications  50,400(b)              850,248
Boston Communications Group    41,200(b)              486,572
Nextel Partners Cl A          132,129(b)            1,171,984
Total                                               2,508,804

Textiles & apparel (1.5%)
Kenneth Cole Productions Cl A  30,400(b)              754,224
Reebok Intl                    22,500(b)              740,250
Urban Outfitters               18,500(b)              735,190
Total                                               2,229,664

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
12   --   AXP DISCOVERY FUND   --   2003 ANNUAL REPORT

Issuer                          Shares                Value(a)
Utilities-- electric (0.2%)
MGE Energy                      9,800                $307,034

Utilities -- natural gas (1.0%)
AGL Resources                  26,000                 712,920
UGI                            23,200                 732,424
Total                                               1,445,344

Total common stocks
(Cost: $130,993,472)                             $148,564,490

Short-term security (2.0%)

Issuer      Annualized            Amount           Value(a)
          yield on date         payable at
           of purchase           maturity
Commercial paper
General Electric Capital
  08-01-03   1.11%              $3,100,000         $3,099,904

Total short-term security
(Cost: $3,100,000)                                 $3,099,904

Total investments in securities
(Cost: $134,093,472)(d)                          $151,664,394

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of July 31, 2003, the value of foreign securities represented 1.7% of net assets.

(d) At July 31, 2003, the cost of securities for federal income tax purposes was $135,062,822 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation              $22,741,817
     Unrealized depreciation               (6,140,245)
                                           ----------
     Net unrealized appreciation          $16,601,572
                                          -----------

--------------------------------------------------------------------------------
13   --   AXP DISCOVERY FUND   --   2003 ANNUAL REPORT


Financial Statements

Statements of assets and liabilities
AXP Discovery Fund

July 31, 2003
Assets
Investments in securities, at value (Note 1)
   (identified cost $134,093,472)                                           $ 151,664,394
Cash in bank on demand deposit                                                      8,514
Dividends and accrued interest receivable                                          54,486
Receivable for investment securities sold                                       2,472,513
                                                                                ---------
Total assets                                                                  154,199,907
                                                                              -----------

Liabilities
Capital shares payable                                                              1,397
Payable for investment securities purchased                                     2,107,788
Accrued investment management services fee                                          2,658
Accrued distribution fee                                                            1,376
Accrued service fee                                                                     4
Accrued transfer agency fee                                                         1,025
Accrued administrative services fee                                                   249
Other accrued expenses                                                             81,771
                                                                                   ------
Total liabilities                                                               2,196,268
                                                                                ---------
Net assets applicable to outstanding capital stock                          $ 152,003,639
                                                                            =============

Represented by
Capital stock-- $.01 par value (Note 1)                                     $     252,317
Additional paid-in capital                                                    265,273,390
Accumulated net realized gain (loss) (Note 5)                                (131,092,990)
Unrealized appreciation (depreciation) on investments                          17,570,922
                                                                               ----------
Total-- representing net assets applicable to outstanding capital stock     $ 152,003,639
                                                                            =============
Net assets applicable to outstanding shares:
                                    Class A                                 $ 133,751,790
                                    Class B                                 $  16,923,360
                                    Class C                                 $      22,910
                                    Class Y                                 $   1,305,579
Net asset value per share of outstanding capital stock:
                                    Class A shares         21,988,787       $        6.08
                                    Class B shares          3,026,713       $        5.59
                                    Class C shares              4,106       $        5.58
                                    Class Y shares            212,116       $        6.16
                                                              -------       -------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14   --   AXP DISCOVERY FUND   --   2003 ANNUAL REPORT

Statement of operations
AXP Discovery Fund

Year ended July 31, 2003
Investment income
Income:
Dividends                                             $    868,691
Interest                                                    49,265
Fee income from securities lending (Note 3)                 20,750
   Less foreign taxes withheld                              (1,422)
                                                            ------
Total income                                               937,284
                                                           -------
Expenses (Note 2):
Investment management services fee                         752,017
Distribution fee
   Class A                                                 298,966
   Class B                                                 184,050
   Class C                                                     220
Transfer agency fee                                        440,793
Incremental transfer agency fee
   Class A                                                  41,671
   Class B                                                  14,133
   Class C                                                      28
Service fee -- Class Y                                         996
Administrative services fees and expenses                   85,805
Compensation of board members                                8,383
Custodian fees                                             102,861
Printing and postage                                       112,401
Registration fees                                           48,110
Audit fees                                                  26,000
Other                                                       20,262
                                                            ------
Total expenses                                           2,136,696
   Expenses waived/reimbursed by AEFC (Note 2)            (187,236)
                                                          --------
                                                         1,949,460
   Earnings credits on cash balances (Note 2)               (2,517)
                                                            ------
Total net expenses                                       1,946,943
                                                         ---------
Investment income (loss) -- net                          1,009,659)
                                                         ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                      (19,217,639)
   Foreign currency transactions                               419
                                                               ---
Net realized gain (loss) on investments                (19,217,220)
Net change in unrealized appreciation
   (depreciation) on investments                        51,680,027
                                                        ----------
Net gain (loss) on investments                          32,462,807
                                                        ----------
Net increase (decrease) in net assets
   resulting from operations                          $ 31,453,148
                                                      ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
15   --   AXP DISCOVERY FUND   --   2003 ANNUAL REPORT

Statements of changes in net assets
AXP Discovery Fund

Year ended July 31,                              2003             2002
Operations
Investment income (loss)-- net             $  (1,009,659)     $ (1,962,560)
Net realized gain (loss) on investments (19,217,220) (34,883,272) Net change in unrealized appreciation
   (depreciation) on investments              51,680,027       (26,965,344)
                                              ----------       -----------
Net increase (decrease) in net assets
   resulting from operations                  31,453,148       (63,811,176)
                                              ----------       -----------

Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                     4,923,048        57,604,721
   Class B shares                                592,552         1,125,725
   Class C shares                                  8,457            14,524
   Class Y shares                                339,976           500,082
Payments for redemptions
   Class A shares                            (28,378,282)     (112,484,998)
   Class B shares (Note 2)                    (8,716,244)      (13,421,007)
   Class C shares (Note 2)                        (8,999)               --
   Class Y shares                               (165,705)         (603,416)
                                                --------          --------
Increase (decrease) in net assets
   from capital share transactions           (31,405,197)      (67,264,369)
                                             -----------       -----------
Total increase (decrease) in net assets           47,951      (131,075,545)
Net assets at beginning of year              151,955,688       283,031,233
                                             -----------       -----------
Net assets at end of year                   $152,003,639     $ 151,955,688
                                            ============     =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16   --   AXP DISCOVERY FUND   --   2003 ANNUAL REPORT

Notes to Financial Statements
AXP Discovery Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Discovery Series, Inc. (formerly AXP Discovery Fund, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Discovery Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in common stocks of small-sized U.S. companies.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

On March 8, 2002, the Fund was closed to new investors. Current shareholders may continue to hold shares and make investments in the Fund.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
17   --   AXP DISCOVERY FUND   --   2003 ANNUAL REPORT

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these future contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying security.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

--------------------------------------------------------------------------------
18   --   AXP DISCOVERY FUND   --   2003 ANNUAL REPORT

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Short sales

The Fund may engage in short sales. In these transactions, the Fund sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement date. The price at such time may be more or less than the price at which the Fund sold the security. The Fund will designate cash or liquid securities to cover its open short positions. The Fund also may engage in "short sales against the box," a form of short-selling that involves selling a security that the Fund owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows the Fund to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the Fund loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $1,009,659 and accumulated net realized loss has been decreased by $6,528 resulting in a net reclassification adjustment to decrease paid-in capital by $1,016,187.

--------------------------------------------------------------------------------
19   --   AXP DISCOVERY FUND   --   2003 ANNUAL REPORT

The tax character of distributions paid for the years indicated is as follows:

Year ended July 31,                       2003                   2002
Class A
Distributions paid from:
        Ordinary income                    $--                    $--
        Long-term capital gain             --                     --
Class B
Distributions paid from:
        Ordinary income                    --                     --
        Long-term capital gain             --                     --
Class C
Distributions paid from:
        Ordinary income                    --                     --
        Long-term capital gain             --                     --
Class Y
Distributions paid from:
        Ordinary income                    --                     --
        Long-term capital gain             --                     --

As of July 31, 2003, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                   $          --
Accumulated long-term gain (loss)               $(130,123,640)
Unrealized appreciation (depreciation)          $  16,601,572
Dividends to shareholders

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------
20   --   AXP DISCOVERY FUND   --   2003 ANNUAL REPORT

2. EXPENSES AND SALES CHARGES

The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.64% to 0.515% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Small-Cap Core Funds Index. Prior to Dec. 1, 2002, the maximum adjustment was 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference was less than 1%, the adjustment was zero. On Nov. 13, 2002, shareholders approved modification of the performance incentive adjustment calculation by adjusting the performance difference intervals, while retaining the previous maximum adjustment and reducing the amount of the performance difference for which no adjustment is made to 0.50%. The effect of the modifications began Dec. 1, 2002. The adjustment decreased the fee by $137,641 for the year ended July 31, 2003.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

AEFC has Subadvisory Agreements with Pilgrim Baxter & Associates, Ltd. and Wellington Management Company, LLP. New investments in the Fund, net of any redemptions, are allocated to the subadvisers in equal portions. However, each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o    Class A $19.50

o    Class B $20.50

o    Class C $20.00

o    Class Y $17.50

In addition, there is an annual closed-account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year.

Under terms of a prior agreement that ended April 30, 2003, the Fund paid a transfer agency fee at an annual rate per shareholder account of $19 for Class A, $20 for Class B, $19.50 for Class C and $17 for Class Y.

--------------------------------------------------------------------------------
21   --   AXP DISCOVERY FUND   --   2003 ANNUAL REPORT

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $67,637 for Class A and $15,115 for Class B for the year ended July 31, 2003.

For the year ended July 31, 2003, AEFC and American Express Financial Advisors Inc. waived certain fees and expenses to 1.30% for Class A, 2.08% for Class B, 2.14% for Class C and 1.12% for Class Y. In addition, AEFC and American Express Financial advisors Inc. have agreed to waive certain fees and expenses until Nov. 30, 2003. Under this agreement, total expenses will not exceed 1.30% for Class A, 2.08% for Class B, 2.20% for Class C and 1.13% for Class Y of the Fund's average daily net assets.

During the year ended July 31, 2003, the Fund's custodian and transfer agency fees were reduced by $2,517 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $143,657,338 and $173,288,786, respectively, for the year ended July 31, 2003. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $20,750 for the year ended July 31, 2003. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                        Year ended July 31, 2003
                                             Class A       Class B      Class C    Class Y
Sold                                         912,147        127,716      1,854     66,526
Issued for reinvested distributions               --             --         --         --
Redeemed                                  (5,770,582)    (1,830,217)    (1,695)   (33,251)
                                          ----------     ----------     ------    -------
Net increase (decrease)                   (4,858,435)    (1,702,501)       159     33,275
                                          ----------     ----------        ---     ------


                                                        Year ended July 31, 2002
                                            Class A         Class B    Class C    Class Y
Sold                                       9,368,049         196,969    2,565      79,875
Issued for reinvested distributions               --              --       --          --
Redeemed                                 (18,244,580)     (2,382,680)      --     (93,779)
                                         -----------      ----------    -----     -------
Net increase (decrease)                   (8,876,531)     (2,185,711)   2,565     (13,904)
                                          ----------      ----------    -----     -------


--------------------------------------------------------------------------------
22   --   AXP DISCOVERY FUND   --   2003 ANNUAL REPORT

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $130,123,640 as of July 31, 2003, that will expire in 2009 through 2012 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized gains until the available capital loss carry-over has been offset or expires.

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The agreement went into effect Sept. 24, 2002. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $200 million with U.S. Bank, N.A. The Fund had no borrowings outstanding during the year ended July 31, 2003.

7. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A

Class A
Per share income and capital changes(a)
Fiscal period ended July 31,                                             2003       2002       2001       2000      1999
Net asset value, beginning of period                                    $4.84     $ 6.68     $10.29     $11.04    $11.18
Income from investment operations:
Net investment income (loss)                                             (.03)      (.05)      (.02)      (.05)     (.06)
Net gains (losses) (both realized and unrealized)                        1.27      (1.79)     (1.40)      (.42)      .63
Total from investment operations                                         1.24      (1.84)     (1.42)      (.47)      .57
Less distributions:
Distributions from realized gains                                          --         --      (2.19)      (.28)     (.71)
Net asset value, end of period                                          $6.08     $ 4.84     $ 6.68     $10.29    $11.04

Ratios/supplemental data
Net assets, end of period (in millions)                                  $134       $130       $239       $416      $758
Ratio of expenses to average daily net assets(c)                        1.30%(e)   1.18%      1.06%      1.03%     1.05%
Ratio of net investment income (loss) to average daily net assets       (.62%)     (.75%)     (.21%)     (.31%)    (.54%)
Portfolio turnover rate (excluding short-term securities)                105%       154%       115%       243%      188%
Total return(i)                                                        25.62%    (27.54%)   (13.88%)    (4.19%)    5.45%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
23   --   AXP DISCOVERY FUND   --   2003 ANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended July 31,                                             2003       2002       2001       2000      1999
Net asset value, beginning of period                                    $4.48     $ 6.24     $ 9.84     $10.65    $10.90
Income from investment operations:
Net investment income (loss)                                             (.08)      (.11)      (.08)      (.13)     (.14)
Net gains (losses) (both realized and unrealized)                        1.19      (1.65)     (1.33)      (.40)      .60
Total from investment operations                                         1.11      (1.76)     (1.41)      (.53)      .46
Less distributions:
Distributions from realized gains                                          --         --      (2.19)      (.28)     (.71)
Net asset value, end of period                                          $5.59     $ 4.48     $ 6.24     $ 9.84    $10.65

Ratios/supplemental data
Net assets, end of period (in millions)                                   $17        $21        $43        $82      $153
Ratio of expenses to average daily net assets(c)                        2.08%(f)   1.96%      1.83%      1.80%     1.82%
Ratio of net investment income (loss) to average daily net assets      (1.41%)    (1.53%)     (.98%)    (1.08%)   (1.30%)
Portfolio turnover rate (excluding short-term securities)                105%       154%       115%       243%      188%
Total return(i)                                                        24.78%    (28.21%)   (14.49%)    (4.97%)    4.65%

Class C
Per share income and capital changes(a)
Fiscal period ended July 31,                                             2003       2002       2001      2000(b)
Net asset value, beginning of period                                    $4.47     $ 6.23     $ 9.84     $10.53
Income from investment operations:
Net investment income (loss)                                             (.08)      (.11)      (.08)      (.02)
Net gains (losses) (both realized and unrealized)                        1.19      (1.65)     (1.34)      (.67)
Total from investment operations                                         1.11      (1.76)     (1.42)      (.69)
Less distributions:
Distributions from realized gains                                          --         --      (2.19)        --
Net asset value, end of period                                          $5.58     $ 4.47     $ 6.23     $ 9.84

Ratios/supplemental data
Net assets, end of period (in millions)                                   $--        $--        $--        $--
Ratio of expenses to average daily net assets(c)                        2.14%(g)   2.06%      1.83%      1.80%(d)
Ratio of net investment income (loss) to average daily net assets      (1.47%)    (1.66%)    (1.01%)     (.97%)(d)
Portfolio turnover rate (excluding short-term securities)                105%       154%       115%       243%
Total return(i)                                                        24.83%    (28.25%)   (14.63%)     6.55%(j)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
24   --   AXP DISCOVERY FUND   --   2003 ANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended July 31,                                             2003       2002       2001       2000      1999
Net asset value, beginning of period                                    $4.89     $ 6.74     $10.33     $11.07    $11.20
Income from investment operations:
Net investment income (loss)                                             (.02)      (.04)      (.01)      (.04)     (.05)
Net gains (losses) (both realized and unrealized)                        1.29      (1.81)     (1.39)      (.42)      .63
Total from investment operations                                         1.27      (1.85)     (1.40)      (.46)      .58
Less distributions:
Distributions from realized gains                                          --         --      (2.19)      (.28)     (.71)
Net asset value, end of period                                          $6.16     $ 4.89     $ 6.74     $10.33    $11.07

Ratios/supplemental data
Net assets, end of period (in millions)                                    $1         $1         $1         $8       $83
Ratio of expenses to average daily net assets(c)                        1.12%(h)   1.00%       .86%       .87%      .96%
Ratio of net investment income (loss) to average daily net assets       (.45%)     (.58%)     (.14%)     (.11%)    (.44%)
Portfolio turnover rate (excluding short-term securities)                105%       154%       115%       243%      188%
Total return(i)                                                        25.97%    (27.45%)   (13.57%)    (4.08%)    5.55%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 1.43% for the year ended July 31, 2003.

(f) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 2.21% for the year ended July 31, 2003.

(g) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 2.33% for the year ended July 31, 2003.

(h) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 1.26% for the year ended July 31, 2003.

(i) Total return does not reflect payment of a sales charge.

(j) Not annualized.

--------------------------------------------------------------------------------
25   --   AXP DISCOVERY FUND   --   2003 ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP DISCOVERY SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Discovery Fund (a series of AXP Discovery Series, Inc.) as of July 31, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended July 31, 2003, and the financial highlights for each of the years in the five-year period ended July 31, 2003. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Discovery Fund as of July 31, 2003, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Minneapolis, Minnesota
September 12, 2003

--------------------------------------------------------------------------------
26   --   AXP DISCOVERY FUND   --   2003 ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board. The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 83 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age                 Position held      Principal occupation during past      Other directorships
                                   with Fund and      five years
                                   length of service
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Arne H. Carlson                    Board member       Chair, Board Services Corporation
901 S. Marquette Ave.              since 1999         (provides administrative services
Minneapolis, MN 55402                                 to boards). Former Governor  of
Age 68                                                Minnesota
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Philip J. Carroll, Jr.             Board member       Retired Chairman and CEO,  Fluor      Scottish Power PLC, Vulcan
901 S. Marquette Ave.              since 2002         Corporation (engineering and          Materials Company, Inc.
Minneapolis, MN 55402                                 construction) since 1998              (construction
Age 65                                                                                      materials/chemicals)
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Livio D. DeSimone                  Board member       Retired Chair of the Board and        Cargill, Incorporated
30 Seventh Street East             since 2001         Chief Executive Officer, Minnesota    (commodity merchants and
Suite 3050                                            Mining and Manufacturing (3M)         processors), General Mills,
St. Paul, MN 55101-4901                                                                     Inc. (consumer foods), Vulcan
Age 69                                                                                      Materials Company (construction
                                                                                            materials/ chemicals), Milliken
                                                                                            & Company (textiles and
                                                                                            chemicals), and Nexia
                                                                                            Biotechnologies, Inc.
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Heinz F. Hutter*                   Board member       Retired President and Chief
901 S. Marquette Ave.              since 1994         Operating Officer, Cargill,
Minneapolis, MN 55402                                 Incorporated (commodity merchants
Age 74                                                and processors)
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Anne P. Jones                      Board member       Attorney and Consultant
901 S. Marquette Ave.              since 1985
Minneapolis, MN 55402
Age 68
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Stephen R. Lewis, Jr.**            Board member       Retired President and Professor of    Valmont Industries, Inc.
901 S. Marquette Ave.              since 2002         Economics, Carleton College           (manufactures irrigation
Minneapolis, MN 55402                                                                       systems)
Age 64
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Alan G. Quasha                     Board member       President, Quadrant Management,       Compagnie Financiere Richemont
901 S. Marquette Ave.              since 2002         Inc. (management of private           AG (luxury goods), Harken
Minneapolis, MN 55402                                 equities)                             Energy Corporation (oil and gas
Age 53                                                                                      exploration) and SIRIT Inc.
                                                                                            (radio frequency identification
                                                                                            technology)
---------------------------------- ------------------ ------------------------------------- ---------------------------------

 * Interested person of AXP Partners International Aggressive Growth Fund and AXP Partners Aggressive Growth Fund by reason of being a security holder of J P Morgan Chase & Co., which has a 45% interest in American Century Companies, Inc., the parent company of the subadviser of two of the AXP Partners Funds, American Century Investment Management, Inc.

** Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Liberty Wanger Asset Management, L.P., one of the fund's subadvisers.

--------------------------------------------------------------------------------
27   --   AXP DISCOVERY FUND   --   2003 ANNUAL REPORT

Independent Board Members (continued)

Name, address, age                Position held       Principal occupation during past      Other directorships
                                  with Fund and       five years
                                  length of service
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Alan K. Simpson                   Board member        Former three-term United States       Biogen, Inc.
1201 Sunshine Ave.                since 1997          Senator for Wyoming                   (biopharmaceuticals)
Cody, WY 82414
Age 71
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Alison Taunton-Rigby              Board member        President, Forester Biotech since
901 S. Marquette Ave.             since 2002          2000. Former President and CEO,
Minneapolis, MN 55402                                 Aquila Biopharmaceuticals, Inc.
Age 59
--------------------------------- ------------------- ------------------------------------- ---------------------------------

Board Members Affiliated with AEFC***

Name, address, age                Position held       Principal occupation during past      Other directorships
                                  with Fund and       five years
                                  length of service
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Barbara H. Fraser                 Board member        Executive Vice President -  AEFA
1546 AXP Financial Center         since 2002          Products and Corporate Marketing of
Minneapolis, MN 55474                                 AEFC since 2002. President -
Age 53                                                Travelers Check Group, American
                                                      Express Company,  2001-2002.
                                                      Management Consultant, Reuters,
                                                      2000-2001. Managing Director -
                                                      International Investments, Citibank
                                                      Global,  1999-2000. Chairman and
                                                      CEO, Citicorp Investment Services
                                                      and Citigroup Insurance Group,
                                                      U.S., 1998-1999
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Stephen W. Roszell                Board member        Senior Vice President -
50238 AXP Financial Center        since 2002, Vice    Institutional Group of AEFC
Minneapolis, MN 55474             President  since
Age 54                            2002
--------------------------------- ------------------- ------------------------------------- ---------------------------------
William F. Truscott               Board member        Senior Vice President - Chief
53600 AXP Financial Center        since 2001,  Vice   Investment Officer of AEFC since
Minneapolis, MN 55474             President  since    2001. Former Chief Investment
Age 42                            2002                Officer and Managing Director,
                                                      Zurich Scudder Investments
--------------------------------- ------------------- ------------------------------------- ---------------------------------

*** Interested person by reason of being an officer, director and/or employee of AEFC.

--------------------------------------------------------------------------------
28   --   AXP DISCOVERY FUND   --   2003 ANNUAL REPORT

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Roszell, who is vice president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age                Position held       Principal occupation during past      Other directorships
                                  with Fund and       five years
                                  length of service
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Jeffrey P. Fox                    Treasurer since     Vice President - Investment
50005 AXP Financial Center        2002                Accounting, AEFC, since 2002;  Vice
Minneapolis, MN 55474                                 President - Finance, American
Age 48                                                Express Company, 2000-2002;  Vice
                                                      President - Corporate Controller,
                                                      AEFC, 1996-2000
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Paula R. Meyer                    President since     Senior Vice President and General
596 AXP Financial Center          2002                Manager - Mutual Funds, AEFC, since
Minneapolis, MN 55474                                 2002; Vice President and Managing
Age 49                                                Director - American Express Funds,
                                                      AEFC, 2000-2002; Vice President,
                                                      AEFC,  1998-2000
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Leslie L. Ogg                     Vice President,     President of Board Services
901 S. Marquette Ave.             General Counsel,    Corporation
Minneapolis, MN 55402             and Secretary
Age 64                            since 1978
--------------------------------- ------------------- ------------------------------------- ---------------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.
--------------------------------------------------------------------------------
29   --   AXP DISCOVERY FUND   --   2003 ANNUAL REPORT

The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities can be found in the Fund's Statement of Additional Information (SAI) which is available (i) without charge, upon request, by calling toll-free (800) 862-7919; (ii) on the American Express Company Web site at americanexpress.com/funds; and (iii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

--------------------------------------------------------------------------------
(logo)
AMERICAN
   EXPRESS
(R)
--------------------------------------------------------------------------------

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AXP(R)
   Income
     Opportunities
            Fund

                                                                   Annual Report
                                                            for the Period Ended
                                                                   July 31, 2003

AXP Income Opportunities Fund seeks to provide shareholders with a high total return through current income and capital appreciation.

--------------------------------------------------------------------------------
(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)
--------------------------------------------------------------------------------

Table of Contents

Fund Snapshot                               3

Questions & Answers
   with Portfolio Management                4

Investments in Securities                   8

Financial Statements                       15

Notes to Financial Statements              18

Independent Auditors' Report               27

Federal Income Tax Information             28

Board Members and Officers                 29

--------------------------------------------------------------------------------
2   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

Fund Snapshot
          AS OF JULY 31, 2003

PORTFOLIO MANAGER

Portfolio manager                                Brian Lavin, CFA*
Since                                                         6/03
Years in industry                                               17

* Team managed, led by Brian Lavin.

FUND OBJECTIVE

The Fund seeks high total return through current income and capital appreciation.

Inception dates
A: 6/19/03        B: 6/19/03        C: 6/19/03       Y: 6/19/03

Ticker symbols
A: AIOAX          B: --             C: --            Y: --

Total net assets                                     $60.5 million

Number of holdings                                             168

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT    INT.   LONG
                      HIGH
          X           MEDIUM        QUALITY
          X           LOW

SECTOR COMPOSITION

Percentage of portfolio assets

(pie chart)

Consumer discretionary 27.3%
Materials 16.9%
Short-term securities 11.9%
Utilities 10.9%
Industrials 9.5%
Telecommunications 6.6%
Consumer staples 5.1%
Health care 4.4%
Energy 3.7%
Financials 2.2%
Technology 1.5%

CREDIT QUALITY SUMMARY

Percentage of portfolio assets

BBB bonds                               3.5%
BB bonds                               21.4
B bonds                                60.9
Non-rated bonds                         1.5

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

Higher yield corporate "junk" bond prices may fluctuate more broadly than prices of higher quality bonds. Risk of principal and income also is greater than with higher quality securities.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
3   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

Questions & Answers
              WITH PORTFOLIO MANAGEMENT

AXP Income Opportunities Fund's shares became publicly available on June 19, 2003. Below Portfolio Manager Brian Lavin, CFA, discusses results and market conditions during the Fund's initial fiscal period.

Q: How did AXP Income Opportunities Fund perform during its initial fiscal period ended July 31, 2003?

A: AXP Income Opportunities Fund's Class A shares, excluding sales charge, fell 2.04% from June 19, 2003 to July 31, 2003. This was a slightly larger decline than the 1.86% drop of the fund's benchmark, Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index, during the same period. From July 1 to July 31, 2003, the Lipper High Yield Bond Funds Index, representing the Fund's peer group, declined 0.77%. For the month of July 2003, the Fund's Class A shares, excluding sales charge, dropped 1.83%.

     The Fund's underperformance in July and for its inaugural fiscal period reflected the fact that the highest quality credit tiers of the high yield market declined the most as interest rates rose sharply. Prices of CCC bonds, an area of the market in which the Fund does not invest, did not drop as much as BB and B rated bonds in late June and July. Over the long term, BB and B rated bonds have outperformed lower rated bonds, and have done so with a lower degree of price fluctuation. (Source: Merrill Lynch).

(bar chart)

                             PERFORMANCE COMPARISON
                       For the period ended July 31, 2003
 0.0%

-0.5%                                                         (bar 4)
                                                               -0.77%
-1.0%

-1.5%                      (bar 2)          (bar 3)
                            -1.83%           -1.86%
-2.0%        (bar 1)
             -2.04%
-2.5%

(bar 1) AXP Income Opportunities Fund Class A (excluding sales charge)(since 6/19/03)
(bar 2) AXP Income Opportunities Fund Class A (excluding sales charge) (7/1/03-7/31/03)

(bar 3)  Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index(1)

(bar 4)  Lipper High Yield Bond Funds Index(2) (since 7/1/03)

(1) The Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

(2) The Lipper High Yield Bond Funds Index, an index published by Lipper Inc. that includes the 30 largest funds that are generally similar to the fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
4   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

Questions & Answers

(begin callout quote)> We gave more emphasis to those sectors we believed were relatively higher quality within the high yield market.(end callout quote)

Q: What were bond market conditions at the time the Fund's shares became publicly available?

A: In mid-June, prices of 10-year U.S. Treasury bonds stood at a multi-year high, with secondary market yields reaching a low of 3.11% on June 13. In the weeks that followed, as prospects for U.S. economic growth brightened and the expected volume of Treasury bond issuance grew, prices of high quality government bonds fell and yields spiked up. In fact, July was the worst month for the Treasury market since the mid-1980s. This climate dragged down other sectors of the bond market, including high yield securities.

TOTAL RETURNS

as of July 31, 2003

                             Class A                 Class B                   Class C                 Class Y
(Inception dates)           (6/19/03)               (6/19/03)                 (6/19/03)               (6/19/03)
                        NAV(1)     POP(2)      NAV(1)   After CDSC(3)     NAV(1)   After CDSC(4)   NAV(5)   POP(5)
Since inception*        -2.04%     -6.69%      -2.11%      -6.97%         -2.19%      -3.17%       -2.03%   -2.03%

* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com/funds for current information.

--------------------------------------------------------------------------------
5   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

Questions & Answers

(column chart)
                         AN IMPROVED CREDIT ENVIRONMENT
                          High Yield Bond Default Rates
                             June 2000 to June 2003
                (Expressed as a percentage of U.S. bond issuers,
                        trailing 12-month average)

12.00%
                                        11.14%
                                                 10.37%
 9.00%
                               8.39%
                      7.10%                                 7.33%
 6.00%      6.61%
                                                                           5.81%

 3.00%

            6/00      12/00    6/01      12/01    6/02      12/02    6/03

     Fortunately, and in keeping with historical precedent, prices of high yield securities held up to a greater degree than government securities as rates rose.

Q: How did you build AXP Income Opportunities Fund's initial portfolio during the difficult June-July period?

A: Approximately $60 million was invested in the Fund during its initial fiscal period, a time of exceptional bond market volatility. We succeeded in building a portfolio of primarily BB and B rated securities (see Snapshot page), paralleling the credit quality of bonds within the Fund's benchmark. We gave more emphasis to those sectors we believed were relatively higher quality within the high yield market. These included bonds issued by media, pipeline, food, defense and health care companies. We were underweighted (relative to the Fund's benchmark) in the utility, technology and telecommunications bonds.

Q: Can you describe how the Fixed Income department's structure may benefit the Fund?

A: Our structure is based on teams across sectors in which we rely on the experience of sector-team leaders and specialists who monitor different credit securities and recommend the appropriate portfolio composition based on market developments.

--------------------------------------------------------------------------------
6   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

Questions & Answers

     This approach creates focused teams accountable for performance and reaffirms the importance of research to support our actively managed portfolios. Put simply, our structure uses our talent and resources more efficiently by encouraging people to work together to identify the best ideas and relative value opportunities in the marketplace and align all portfolios accordingly.

Q:   How do you plan to position the Fund for the coming months?

A: Currently, we believe the Treasury market has reached a point of equilibrium, as prospects for inflation still appear subdued. We think the overall bond market may be less volatile in the months ahead. This in turn should allow the potential benefits of accelerating U.S. economic growth to support high yield bond prices and may potentially improve the credit characteristics of some high yield bonds. According to Moody's Investors Service, high yield bond default rates have declined from 11.14% in December 2001 to 5.81% as of June 2003. (See chart). Moody's, the credit rating service, expects further declines should the U.S. economy's growth rate improve. BB and B rated bonds have historically had much lower default rates than CCC rated securities, and BB and B bonds will continue to remain the focus of the Fund.

--------------------------------------------------------------------------------
7   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

Investments in Securities

AXP Income Opportunities Fund
July 31, 2003

(Percentages represent value of investments compared to net assets)

Bonds (89.9%)
Issuer             Coupon                  Principal             Value(a)
                    rate                    amount

Aerospace & defense (1.8%)
Alliant Techsystems
     05-15-11        8.50%              $400,000              $428,000
L-3 Communications
   Sr Sub Nts
     07-15-13        6.13                500,000(d)            480,000
TD Funding
   Sr Sub Nts
     07-15-11        8.38                170,000(d)            172,550
Total                                                        1,080,550

Automotive & related (2.7%)
Advanced Accessory System
   Sr Nts
     06-15-11       10.75                300,000(d)            318,000
Alliance Laundry System
   Series B
     05-01-08        9.63                400,000               390,000
Delco Remy Intl
     12-15-07        8.63                120,000               112,800
RJ Tower
     06-01-13       12.00                100,000(d)             99,000
Tenneco Automotive
     10-15-09       11.63                200,000               174,000
     07-15-13       10.25                200,000(d)            201,000
TRW Automotive
   Sr Nts
     02-15-13        9.38                300,000(d)            327,000
Total                                                        1,621,800

Beverages & tobacco (1.8%)
Burns Philp Capital Property
   (U.S Dollar)
     11-15-10        9.50                500,000(c,d)          517,500
     07-15-12        9.75                500,000(c,d)          495,000
Constellation Brands
     03-01-09        8.50                 50,000                51,000
Total                                                        1,063,500

Broker dealers (0.4%)
LaBranche
   Sr Sub Nts
     03-02-07       12.00                200,000               226,000

Building materials & construction (2.6%)
Associated Materials
     04-15-12        9.75                250,000               270,000
Nortek
   Sr Nts Series B
     03-15-07        9.25                309,000               316,725
   Sr Sub Nts Series B
     06-15-11        9.88                300,000               315,000
Standard Pacific
   Sr Nts
     03-15-13        7.75                150,000               152,250
WCI Communities
     05-01-12        9.13                500,000               527,500
Total                                                        1,581,475

Cable (2.6%)
CSC Holdings
   Sr Nts
     12-15-07        7.88                250,000               249,375
   Sr Nts Series B
     07-15-09        8.13                250,000               247,500
DirectTV Holdings/Finance LLC
   Sr Nts
     03-15-13        8.38                500,000(d)            551,250
Lodgenet Entertainment
     06-15-13        9.50                105,000               109,200
Mediacom Broadband LLC
     07-15-13       11.00                250,000               270,000
Rogers Cable
   (U.S. Dollar)
     06-15-13        6.25                160,000(c,d)          153,600
Total                                                        1,580,925

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
8   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

Issuer             Coupon                  Principal             Value(a)
                    rate                    amount

Cellular telecommunications (2.8%)
Dobson Communications
   Sr Nts
     07-01-10       10.88%              $450,000              $472,500
Nextel Communication
   Sr Nts
     02-01-11        9.50                600,000               657,000
     08-01-15        7.38                380,000               373,825
Triton PCS
   Sr Nts
     06-01-13        8.50                200,000(d)            207,000
Total                                                        1,710,325

Chemicals (6.0%)
Airgas
     10-01-11        9.13                250,000               271,250
Allied Waste North America
     09-01-12        9.25                350,000               382,375
   Series B
     08-01-09       10.00                350,000               368,813
Compass Minerals Group
     08-15-11       10.00                115,000               128,225
Equistar Chemical/Funding
     09-01-08       10.13                125,000               123,750
Huntsman Intl LLC
     03-01-09        9.88                250,000               256,250
IMC Global
     08-01-13       10.88                160,000(b,d)          157,600
Lyondell Chemical
   Series A
     05-01-07        9.63                600,000               580,500
Noveon
   Series B
     02-28-11       11.00                250,000               280,000
Resolution Performance
   Sr Sub Nts
     11-15-10       13.50                200,000               186,000
Resolution Performance
   Products LLC/RPP Capital
   Sr Nts
     04-15-10        9.50                100,000               101,000
Rhodia
   (U.S. Dollar)
     06-01-10        7.63                250,000(c,d)          243,750
     06-01-11        8.88                350,000(c,d)          337,750
Rockwood Specialties
   Sr Sub Nts
     05-15-11        9.63                190,000(d)            196,650
Total                                                        3,613,913

Electronics (1.6%)
Flextronics Intl
   (U.S. Dollar) Sr Sub Nts
     05-15-13        6.50                150,000(c,d)          138,750
Jabil Circuit
   Sr Nts
     07-15-10        5.88                500,000               482,875
Worldspan LP/WS Financing
   Sr Nts
     06-15-11        9.63                320,000(d)            336,000
Total                                                          957,625

Energy (2.0%)
Hanover Equipment Trust
   Series B
     09-01-11        8.75                150,000               156,750
Westport Resources
     11-01-11        8.25                500,000               532,500
XTO Energy
     04-15-12        7.50                500,000               540,000
Total                                                        1,229,250

Energy equipment & services (1.8%)
Grant Prideco
   Series B
     12-01-07        9.63                400,000               432,000
Key Energy Services
   Sr Nts
     03-01-08        8.38                250,000               260,000
Offshore Logistics
     06-15-13        6.13                105,000(d)             98,700
Plains All American Pipeline
     10-15-12        7.75                250,000               274,375
Total                                                        1,065,075

Engineering & construction (0.9%)
Lyon (William) Homes
     04-01-13       10.75                500,000               537,500

Financial services (1.9%)
Capital One Bank
   Sub Nts
     06-13-13        6.50                500,000               466,798
Interline Brands
   Sr Sub Nts
     05-15-11       11.50                250,000(d)            262,500
Interpool
     08-01-07        7.20                110,000               109,313

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
9   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

Issuer             Coupon                  Principal             Value(a)
                    rate                    amount

Financial services (cont.)
Metris Companies
     07-15-06       10.13%              $500,000              $315,000
Total                                                        1,153,611

Food (1.5%)
Chiquita Brands Intl
   Sr Nts
     03-15-09       10.56                435,000               470,888
Del Monte
   Series B
     05-15-11        9.25                200,000               210,000
Merisant
   Sr Sub Nts
     07-15-13        9.50                235,000(d)            243,225
Total                                                          924,113

Health care products (1.0%)
Apogent Technologies
   Sr Sub Nts
     05-15-13        6.50                300,000(d)            294,000
Kinetic Concepts
   Sr Sub Nts
     05-15-13        7.38                325,000(b,d)          321,750
Total                                                          615,750

Health care services (3.5%)
AmerisourceBergen
     11-15-12        7.25                250,000               261,250
HCA
     02-01-11        7.88                500,000               523,136
Iasis Healthcare
   Sr Sub Nts
     10-15-09        8.50                200,000(d)            200,000
Province Healthcare
   Sr Sub Nts
     06-01-13        7.50                150,000               144,000
Tenet Healthcare
     02-01-13        7.38                500,000               475,000
Vanguard Health Systems
     08-01-11        9.75                500,000               505,000
Total                                                        2,108,386

Home building (0.8%)
D.R. Horton
   Sr Nts
     05-01-13        6.88                200,000               196,000
Meritage
     06-01-11        9.75                250,000               271,250
Total                                                          467,250

Household products (1.5%)
Jafra Cosmetics/Distribution
   Sr Sub Nts
     05-15-11       10.75                400,000(d)            416,000
Rent-Way
     06-15-10       11.88                500,000(d)            518,750
Total                                                          934,750

Industrial services (1.4%)
Alderwoods Group
     01-02-09       12.25                500,000               533,750
United Rentals
   Series B
     01-15-09        9.25                100,000                96,500
United Rentals North America
   Series B
     04-15-08       10.75                200,000               215,000
Total                                                          845,250

Leisure time & entertainment (0.6%)
Speedway Motorsports
   Sr Sub Nts
   06-01-13          6.75                350,000(d)            350,000

Lodging & gaming (7.8%)
Ameristar Casinos
     02-15-09       10.75                250,000               280,000
Choctaw Resort Development Enterprises
   Sr Nts
     04-01-09        9.25                350,000               379,750
Hammons (John Q) Hotels
   1st Mtge Series B
     05-15-12        8.88                150,000               157,125
Hilton Hotels
     05-15-08        7.63                250,000               261,250
HMH Properties
   Series B
     08-01-08        7.88                250,000               249,375
MeriStar Hospitality
     01-15-11        9.13                190,000               186,200
MGM Mirage
     02-01-11        8.38                400,000               438,000
Mohegan Tribal Gaming
   Sr Sub Nts
     07-15-09        6.38                170,000(d)            167,450
     07-01-11        8.38                300,000               323,250
Old Evangeline Downs
     03-01-10       13.00                500,000(d)            509,374

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

Issuer             Coupon               Principal             Value(a)
                    rate                 amount

Lodging & gaming (cont.)
Park Place Entertainment
   Sr Sub Nts
     09-15-08        8.88%              $200,000              $218,500
Prime Hospitality
   Sr Sub Nts Series B
     05-01-12        8.38                400,000               386,000
Riviera Holdings
     06-15-10       11.00                500,000               489,375
Wheeling Island Gaming
     12-15-09       10.13                400,000               404,000
Wynn Las Vegas LLC
   2nd Mtge
     11-01-10       12.00                300,000               336,000
Total                                                        4,785,649

Machinery (2.3%)
Columbus McKinnon
     08-01-10       10.00                245,000(d)            249,900
Joy Global
   Series B
     03-15-12        8.75                250,000               270,000
SPX
   Sr Nts
     06-15-11        6.25                400,000               390,000
Terex
     07-15-11        9.25                250,000               263,750
Westinghouse Air Brake
   Sr Nts
     07-31-13        6.88                200,000(b,d)          201,000
Total                                                        1,374,650

Media (10.1%)
Alliance Atlantic Communications
   (U.S. Dollar) Sr Sub Nts
     12-15-09       13.00                200,000(c)            226,000
CanWest Media
   (U.S. Dollar) Sr Nts
     04-15-13        7.63                200,000(c,d)          210,000
CBD Media/Finance
   Sr Sub Nts
     06-01-11        8.63                500,000(d)            518,750
Corus Entertainment
   (U.S. Dollar) Sr Sub Nts
     03-01-12        8.75                500,000(c)            532,500
Emmis Communications
   Series B
     03-15-09        8.13                300,000               309,750
Gray Television
     12-15-11        9.25                500,000               537,499
Hollinger Intl Publishing
   Sr Nts
     12-15-10        9.00                350,000               362,250
Lamar Media
     01-01-13        7.25                500,000               510,000
Mediacom LLC/Mediacom Capital
   Sr Nts
     01-15-13        9.50                150,000               148,500
Nexstar Finance LLC
     04-01-08       12.00                250,000               276,250
Quebecor Media
   (U.S. Dollar) Sr Nts
     07-15-11       11.13                250,000(c)            282,500
Radio One
   Series B
     07-01-11        8.88                250,000               268,750
Salem Communication Holding
   Series B
     07-01-11        9.00                500,000               522,500
Shaw Communications
   (U.S. Dollar) Sr Nts
     04-06-11        7.25                500,000(c)            522,500
Sinclair Broadcast Group
     03-15-12        8.00                200,000               205,000
Sun Media
   (U.S. Dollar)
     02-15-13        7.63                400,000(c)            416,000
Susquehanna Media
     04-15-13        7.38                350,000               355,250
Total                                                        6,203,999

Metals (2.2%)
Euramax Intl
   Sr Sub Nts
     08-15-11        8.50                300,000(b,d)          297,812
Fastentech
   Sr Nts
     05-01-11       11.50                200,000(d)            196,000
Jorgensen Earle M.
     06-01-12        9.75                350,000               367,938
Koppers Inds
     12-01-07        9.88                250,000               256,875
United States Steel
   Sr Nts
     05-15-10        9.75                200,000               192,000
Total                                                        1,310,625

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

Issuer             Coupon               Principal             Value(a)
                    rate                 amount

Multi-industry (3.5%)
Corrections Corp of America
   Sr Nts
     05-01-11        7.50%              $500,000(b,d)         $505,000
Tyco Intl Group
   (U.S. Dollar)
     10-15-11        6.38                750,000(c)            742,500
Vivendi Universal
   (U.S. Dollar) Sr Nts
     07-15-08        6.25                225,000(c,d)          220,500
     04-15-10        9.25                565,000(c,d)          629,975
Total                                                        2,097,975

Paper & packaging (6.7%)
American Media Operation
   Series B
     05-01-09       10.25                200,000               212,500
Cascades
   (U.S. Dollar) Sr Nts
     02-15-13        7.25                500,000(c,d)          492,500
Crown Euro Holdings
   (U.S. Dollar)
     03-01-13       10.88                500,000(c,d)          527,500
Georgia-Pacific
   Sr Nts
     02-01-10        8.88                300,000(d)            312,000
     02-01-13        9.38                500,000(d)            530,000
JSG Funding
   (U.S. Dollar) Sr Nts
     10-01-12        9.63                400,000(c)            422,000
Norampac
   (U.S. Dollar) Sr Nts
     06-01-13        6.75                250,000(c,d)          250,000
Owens-Brockway Glass Container
   Sr Nts
     05-15-13        8.25                300,000(d)            303,000
Packaging Corp of America
     08-01-13        5.75                500,000(d)            475,630
Plastipak Holdings
     09-01-11       10.75                250,000               270,000
Smurfit-Stone Container
     10-01-12        8.25                250,000               252,500
Total                                                        4,047,630

Restaurants (0.4%)
Domino's
   Sr Sub Nts
     07-01-11        8.25                250,000(d)            261,250

Retail -- general (2.1%)
Finlay Fine Jewelry
   Sr Nts
     05-01-08        8.38                350,000               353,500
PCA LLC/PCA Finance
   Sr Nts
     08-01-09       11.88                400,000               428,000
Remington Arms
     02-01-11       10.50                250,000(d)            258,100
United Auto Group
     03-15-12        9.63                200,000               211,000
Total                                                        1,250,600

Retail -- grocery (0.4%)
B&G Foods
   Series D
     08-01-07        9.63                250,000               255,625

Telecom equipment & services (2.7%)
Avaya
     04-01-09       11.13                150,000               168,000
Crown Castle Intl
   Sr Nts
     05-15-11        9.00                200,000               202,000
     08-01-11        9.38                150,000               156,750
Fairpoint Communications
   Sr Sub Nts
     05-01-10       12.50                250,000               260,000
Qwest
     03-15-12        8.88                800,000(d)            828,000
Total                                                        1,614,750

Utilities -- electric (4.1%)
AES
     05-15-13        8.75                400,000(d)            384,000
Aquila
   Sr Nts
     02-01-11        9.95                300,000               276,000
CMS Energy
   Sr Nts
     07-15-08        8.90                250,000               247,500
IPALCO Enterprises
     11-14-08        8.38                500,000               532,500
PG & E
     07-15-08        6.88                405,000(d)            411,816
Salton Sea Funding
   Series C
     05-30-10        7.84                338,409               353,638

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

Issuer             Coupon               Principal             Value(a)
                    rate                 amount

Utilities -- electric (cont.)
Teco Energy
   Sr Nts
     06-15-10        7.50%              $300,000              $298,500
Total                                                        2,503,954

Utilities -- natural gas (7.1%)
ANR Pipeline
   Sr Nts
     03-15-10        8.88                500,000               515,000
El Paso
     06-15-12        7.88                400,000(d)            322,000
El Paso Production Holding
   Sr Nts
     06-01-13        7.75                500,000(d)            462,500
Gulfterra Energy Partner
   Sr Nts
     06-01-10        6.25                520,000(d)            503,100
Northwest Pipeline
     03-01-10        8.13                500,000               513,750
Sonat
     06-01-05        6.88                400,000               375,000
Southern Natural Gas
   Sr Nts
     03-15-10        8.88                500,000               515,000
Transcontinental Gas Pipeline
   Sr Nts Series B
     07-15-12        8.88                250,000               270,000
Williams Companies
   Sr Nts
     06-01-10        8.63                800,000               797,999
Total                                                        4,274,349

Utilities -- telephone (1.3%)
ACC Escrow
   Sr Nts
     08-01-11       10.00                395,000(b,d)          396,975
Cincinnati Bell
     07-15-13        7.25                435,000(d)            409,252
Total                                                          806,227

Total bonds
(Cost: $56,068,753)                                        $54,454,331

Preferred stock (0.9%)
Issuer                                    Shares              Value(a)

CSC Holdings

   11.75% Cm Series H                      5,000              $522,500

Total preferred stock
(Cost: $520,000)                                              $522,500

Short-term securities (12.2%)
Issuer           Annualized              Amount               Value(a)
                yield on date          payable at
                 of purchase            maturity

U.S. government agency (6.6%)
Federal Natl Mtge Assn Disc Nts
     10-22-03        1.03%            $2,000,000            $1,995,308
     10-29-03        1.06              2,000,000             1,994,908
Total                                                        3,990,216

Commercial paper (5.6%)
Abbey Natl North America
     08-01-03        1.11              2,000,000             1,999,939
Variable Funding Capital
     08-01-03        1.12              1,400,000(e)          1,399,956
Total                                                        3,399,895

Total short-term securities
(Cost: $7,390,066)                                          $7,390,111

Total investments in securities
(Cost: $63,978,819)(f)                                     $62,366,942

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At July 31, 2003, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $1,880,576.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of July 31, 2003, the value of foreign securities represented 12.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) At July 31, 2003, the cost of securities for federal income tax purposes was $63,992,235 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $  79,909
     Unrealized depreciation                                       (1,705,202)
                                                                   ----------
     Net unrealized depreciation                                  $(1,625,293)
                                                                  -----------

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14   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Income Opportunities Fund

July 31, 2003
Assets
Investments in securities, at value (Note 1)
   (identified cost $63,978,819)                                                                        $62,366,942
Cash in bank on demand deposit                                                                               48,607
Capital shares receivable                                                                                   126,265
Dividends and accrued interest receivable                                                                 1,172,330
Receivable for investment securities sold                                                                 3,196,236
                                                                                                          ---------
Total assets                                                                                             66,910,380
                                                                                                         ----------
Liabilities
Dividends payable to shareholders                                                                            70,904
Payable for investment securities purchased                                                               6,246,400
Accrued investment management services fee                                                                    1,000
Accrued distribution fee                                                                                        500
Accrued transfer agency fee                                                                                      51
Accrued administrative services fee                                                                              82
Other accrued expenses                                                                                       47,089
                                                                                                             ------
Total liabilities                                                                                         6,366,026
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                      $60,544,354
                                                                                                        ===========
Represented by
Capital stock -- $.01 par value (Note 1)                                                                $    62,426
Additional paid-in capital                                                                               62,214,489
Undistributed net investment income                                                                           9,136
Accumulated net realized gain (loss) (Note 6)                                                              (129,820)
Unrealized appreciation (depreciation) on investments                                                    (1,611,877)
                                                                                                         ----------
Total -- representing net assets applicable to outstanding capital stock                                $60,544,354
                                                                                                        ===========
Net assets applicable to outstanding shares:                 Class A                                    $55,819,288
                                                             Class B                                    $ 4,211,591
                                                             Class C                                    $   503,718
                                                             Class Y                                    $     9,757
Net asset value per share of outstanding capital stock:      Class A shares        5,755,267            $      9.70
                                                             Class B shares          434,371            $      9.70
                                                             Class C shares           51,957            $      9.69
                                                             Class Y shares            1,006            $      9.70
                                                                                       -----            -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
15   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

Statement of operations
AXP Income Opportunities Fund

For the period from June 19, 2003* to July 31, 2003
Investment income
Income:
Interest                                                            $   436,019
                                                                    -----------
Expenses (Note 2):
Investment management services fee                                       38,550
Distribution fee
   Class A                                                               15,173
   Class B                                                                2,237
   Class C                                                                  257
Transfer agency fee                                                         893
Incremental transfer agency fee
   Class A                                                                   49
   Class B                                                                   60
   Class C                                                                    9
Service fee -- Class Y                                                        1
Administrative services fees and expenses                                 3,160
Custodian fees                                                           15,200
Printing and postage                                                     10,085
Registration fees                                                        62,502
Audit fees                                                               15,500
Other                                                                     2,594
                                                                          -----
Total expenses                                                          166,270
   Expenses waived/reimbursed by AEFC (Note 2)                          (89,711)
                                                                        -------
                                                                         76,559
   Earnings credits on cash balances (Note 2)                              (210)
                                                                           ----
Total net expenses                                                       76,349
                                                                         ------
Investment income (loss) -- net                                         359,670
                                                                        -------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)             (129,820)
Net change in unrealized appreciation (depreciation) on investments  (1,472,359)
                                                                     ----------
Net gain (loss) on investments                                       (1,602,179)
                                                                     ----------
Net increase (decrease) in net assets resulting from operations     $(1,242,509)
                                                                    ===========

* When shares became publicly available.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

Statement of changes in net assets
AXP Income Opportunities Fund

For the period from June 19, 2003* to July 31, 2003
Operations and distributions
Investment income (loss) -- net                                        $   359,670
Net realized gain (loss) on security transactions                         (129,820)
Net change in unrealized appreciation (depreciation) on investments     (1,472,359)
                                                                        ----------
Net increase (decrease) in net assets resulting from operations         (1,242,509)
                                                                        ----------
Distributions to shareholders from:
   Net investment income
      Class A                                                             (354,444)
      Class B                                                              (12,272)
      Class C                                                               (1,517)
      Class Y                                                                  (68)
                                                                               ---
Total distributions                                                       (368,301)
                                                                          --------
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                               7,336,050
   Class B shares                                                        4,345,958
   Class C shares                                                          503,703
Reinvestment of distributions at net asset value
   Class A shares                                                          301,623
   Class B shares                                                            7,364
   Class C shares                                                              851
   Class Y shares                                                               59
Payments for redemptions
   Class A shares                                                         (135,710)
   Class B shares (Note 2)                                                 (65,316)
                                                                           -------
Increase (decrease) in net assets from capital share transactions       12,294,582
                                                                        ----------
Total increase (decrease) in net assets                                 10,683,772
Net assets at beginning of period (Note 1)                              49,860,582**
                                                                        ----------
Net assets at end of period                                             60,544,354
                                                                        ==========
Undistributed net investment income                                    $     9,136
                                                                       -----------

 *   When shares became publicly available.

** Initial capital of $50,000,000 was contributed on June 12, 2003. The Fund had a decrease in net assets resulting from operations of $139,418 during the period from June 12, 2003 to June 19, 2003 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

Notes to Financial Statements

AXP Income Opportunities Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Discovery Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Discovery Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. On June 12, 2003, IDS Life Insurance Company (IDS Life), a wholly-owned subsidiary of American Express Financial Corporation (AEFC) invested $50,000,000 in the Fund which represented 4,997,000 shares for Class A, 1,000 shares for Class B, Class C and Class Y, respectively, which represented the initial capital for each class at $10 per share. Shares of the Fund were first offered to the public on June 19, 2003. As of July 31, 2003, IDS Life owned approximately 80% of the Fund.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
18   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

--------------------------------------------------------------------------------
19   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation and/or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. As of July 31, 2003, the Fund has entered into outstanding when-issued securities of $1,485,576 and other forward-commitments of $395,000.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $17,667 resulting in a net reclassification adjustment to decrease paid-in capital by $17,667.

--------------------------------------------------------------------------------
20   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

For the period from June 19, 2003* to July 31, 2003

Class A
Distributions paid from:
      Ordinary income                                         $354,444
      Long-term capital gain                                        --
Class B
Distributions paid from:
      Ordinary income                                           12,272
      Long-term capital gain                                        --
Class C
Distributions paid from:
      Ordinary income                                            1,517
      Long-term capital gain                                        --
Class Y
Distributions paid from:
      Ordinary income                                               68
      Long-term capital gain                                        --

* When shares became publicly available.

As of July 31, 2003, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                              $    80,040
Accumulated long-term gain (loss)                          $  (116,404)
Unrealized appreciation (depreciation)                     $(1,625,293)
Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium and discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.61% to 0.485% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

--------------------------------------------------------------------------------
21   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $20.50

o   Class B $21.50

o   Class C $21.00

o   Class Y $18.50

In addition, there is an annual closed-account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $51,676 for Class A and $30 for Class B for the period ended July 31, 2003.

For the period ended July 31, 2003, AEFC and American Express Financial Advisors Inc. waived certain fees and expenses to 1.16% for Class A, 1.88% for Class B, 1.61% for Class C and 1.01% for Class Y. In addition, AEFC and American Express Financial Advisors Inc. have agreed to waive certain fees and expenses until July 31, 2004. Under this agreement, total expenses will not exceed 1.19% for Class A, 1.95% for Class B, 1.95% for Class C and 1.03% for Class Y of the Fund's average daily net assets.

During the period ended July 31, 2003, the Fund's custodian and transfer agency fees were reduced by $210 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $23,440,218 and $13,655,724, respectively, for the period ended July 31, 2003. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------
22   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the period from June 19, 2003* to July 31, 2003 are as follows:

                                         Class A     Class B   Class C  Class Y
Sold                                     741,565    439,269    50,870      --
Issued for reinvested distributions       30,560        746        87       6
Redeemed                                 (13,858)    (6,644)       --      --
                                         -------    -------    ------     ---
Net increase (decrease)                  758,267    433,371    50,957       6
                                         -------    -------    ------     ---

* When shares became publicly available.

5. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the period ended July 31, 2003.

6. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $116,404 as of July 31, 2003, that will expire in 2011 if not offset by subsequent capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
23   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

7. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended July 31,                                          2003(b)
Net asset value, beginning of period                                 $9.97
Income from investment operations:
Net investment income (loss)                                           .06
Net gains (losses) (both realized and unrealized)                     (.27)
Total from investment operations                                      (.21)
Less distributions:
Dividends from net investment income                                  (.06)
Net asset value, end of period                                       $9.70

Ratios/supplemental data
Net assets, end of period (in millions)                                $56
Ratio of expenses to average daily net assets(c),(e)                 1.16%(d)
Ratio of net investment income (loss) to average daily net assets    5.59%(d)
Portfolio turnover rate (excluding short-term securities)              26%
Total return(i)                                                     (2.04%)(j)

Class B
Per share income and capital changes(a)
Fiscal period ended July 31,                                          2003(b)
Net asset value, beginning of period                                 $9.97
Income from investment operations:
Net investment income (loss)                                           .05
Net gains (losses) (both realized and unrealized)                     (.27)
Total from investment operations                                      (.22)
Less distributions:
Dividends from net investment income                                  (.05)
Net asset value, end of period                                       $9.70

Ratios/supplemental data
Net assets, end of period (in millions)                                 $4
Ratio of expenses to average daily net assets(c),(f)                 1.88%(d)
Ratio of net investment income (loss) to average daily net assets    5.14%(d)
Portfolio turnover rate (excluding short-term securities)              26%
Total return(i)                                                     (2.11%)(j)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
24   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended July 31,                                          2003(b)
Net asset value, beginning of period                                 $9.97
Income from investment operations:
Net investment income (loss)                                           .05
Net gains (losses) (both realized and unrealized)                     (.28)
Total from investment operations                                      (.23)
Less distributions:
Dividends from net investment income                                  (.05)
Net asset value, end of period                                       $9.69

Ratios/supplemental data
Net assets, end of period (in millions)                                 $1
Ratio of expenses to average daily net assets(c),(g)                 1.61%(d)
Ratio of net investment income (loss) to average daily net assets    5.45%(d)
Portfolio turnover rate (excluding short-term securities)              26%
Total return(i)                                                     (2.19%)(j)

Class Y
Per share income and capital changes(a)
Fiscal period ended July 31,                                          2003(b)
Net asset value, beginning of period                                 $9.97
Income from investment operations:
Net investment income (loss)                                           .06
Net gains (losses) (both realized and unrealized)                     (.27)
Total from investment operations                                      (.21)
Less distributions:
Dividends from net investment income                                  (.06)
Net asset value, end of period                                       $9.70

Ratios/supplemental data
Net assets, end of period (in millions)                                $--
Ratio of expenses to average daily net assets(c),(h)                 1.01%(d)
Ratio of net investment income (loss) to average daily net assets    5.71%(d)
Portfolio turnover rate (excluding short-term securities)              26%
Total return(i)                                                     (2.03%)(j)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
25   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 2.51% for the period ended July 31, 2003.

(f) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 3.27% for the period ended July 31, 2003.

(g) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 3.27% for the period ended July 31, 2003.
(h) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 2.35% for the period ended July 31, 2003.

(i)  Total return does not reflect payment of a sales charge.

(j)  Not annualized.

--------------------------------------------------------------------------------
26   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS

AXP DISCOVERY SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Income Opportunities Fund (a series of AXP Discovery Series, Inc.) as of July 31, 2003, and the related statements of operations, changes in net assets and the financial highlights for the period from June 19, 2003 (when shares became publicly available) to July 31, 2003. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Income Opportunities Fund as of July 31, 2003, and the results of its operations, changes in its net assets and the financial highlights for the period stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

September 12, 2003

--------------------------------------------------------------------------------
27   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

Federal Income Tax Information

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Income Opportunities Fund
Fiscal period ended July 31, 2003

Class A
Income distributions -- taxable as dividend income:

   Qualified Dividend Income for individuals (effective for
   distributions made after Jan. 1, 2003)                             0.00%
   Dividends Received Deduction for corporations                      0.00%

Payable date                                                      Per share
July 24, 2003                                                      $0.05773

Class B
Income distributions -- taxable as dividend income:

   Qualified Dividend Income for individuals (effective for
   distributions made after Jan. 1, 2003)                             0.00%
   Dividends Received Deduction for corporations                      0.00%

Payable date                                                      Per share
July 24, 2003                                                      $0.05105

Class C
Income distributions -- taxable as dividend income:

   Qualified Dividend Income for individuals (effective for
   distributions made after Jan. 1, 2003)                             0.00%
   Dividends Received Deduction for corporations                      0.00%

Payable date                                                      Per share
July 24, 2003                                                      $0.05143

Class Y
Income distributions -- taxable as dividend income:

   Qualified Dividend Income for individuals (effective for
   distributions made after Jan. 1, 2003)                             0.00%
   Dividends Received Deduction for corporations                      0.00%

Payable date                                                      Per share
July 24, 2003                                                      $0.05881

--------------------------------------------------------------------------------
28   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 83 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age                 Position held      Principal occupation during past      Other directorships
                                   with Fund and      five years
                                   length of service
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Arne H. Carlson                    Board member       Chair, Board Services Corporation
901 S. Marquette Ave.              since 1999         (provides administrative services
Minneapolis, MN 55402                                 to boards). Former Governor  of
Age 68                                                Minnesota
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Philip J. Carroll, Jr.             Board member       Retired Chairman and CEO,  Fluor      Scottish Power PLC, Vulcan
901 S. Marquette Ave.              since 2002         Corporation (engineering and          Materials Company, Inc.
Minneapolis, MN 55402                                 construction) since 1998              (construction
Age 65                                                                                      materials/chemicals)
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Livio D. DeSimone                  Board member       Retired Chair of the Board and        Cargill, Incorporated
30 Seventh Street East             since 2001         Chief Executive Officer, Minnesota    (commodity merchants and
Suite 3050                                            Mining and Manufacturing (3M)         processors), General Mills,
St. Paul, MN 55101-4901                                                                     Inc. (consumer foods), Vulcan
Age 69                                                                                      Materials Company (construction
                                                                                            materials/ chemicals), Milliken
                                                                                            & Company (textiles and
                                                                                            chemicals), and Nexia
                                                                                            Biotechnologies, Inc.
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Heinz F. Hutter*                   Board member       Retired President and Chief
901 S. Marquette Ave.              since 1994         Operating Officer, Cargill,
Minneapolis, MN 55402                                 Incorporated (commodity merchants
Age 74                                                and processors)
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Anne P. Jones                      Board member       Attorney and Consultant
901 S. Marquette Ave.              since 1985
Minneapolis, MN 55402
Age 68
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Stephen R. Lewis, Jr.**            Board member       Retired President and Professor of    Valmont Industries, Inc.
901 S. Marquette Ave.              since 2002         Economics, Carleton College           (manufactures irrigation
Minneapolis, MN 55402                                                                       systems)
Age 64
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Alan G. Quasha                     Board member       President, Quadrant Management,       Compagnie Financiere Richemont
901 S. Marquette Ave.              since 2002         Inc. (management of private           AG (luxury goods), Harken
Minneapolis, MN 55402                                 equities)                             Energy Corporation (oil and gas
Age 53                                                                                      exploration) and SIRIT Inc.
                                                                                            (radio frequency identification
                                                                                            technology)
---------------------------------- ------------------ ------------------------------------- ---------------------------------

 * Interested person of AXP Partners International Aggressive Growth Fund and AXP Partners Aggressive Growth Fund by reason of being a security holder of J P Morgan Chase & Co., which has a 45% interest in American Century Companies, Inc., the parent company of the subadviser of two of the AXP Partners Funds, American Century Investment Management, Inc.

** Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Liberty Wanger Asset Management, L.P., one of the fund's subadvisers.

--------------------------------------------------------------------------------
29   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

Independent Board Members (continued)

Name, address, age                Position held       Principal occupation during past      Other directorships
                                  with Fund and       five years
                                  length of service
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Alan K. Simpson                   Board member        Former three-term United States       Biogen, Inc.
1201 Sunshine Ave.                since 1997          Senator for Wyoming                   (biopharmaceuticals)
Cody, WY 82414
Age 71
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Alison Taunton-Rigby              Board member        President, Forester Biotech since
901 S. Marquette Ave.             since 2002          2000. Former President and CEO,
Minneapolis, MN 55402                                 Aquila Biopharmaceuticals, Inc.
Age 59
--------------------------------- ------------------- ------------------------------------- ---------------------------------

Board Members Affiliated with AEFC***

Name, address, age                Position held       Principal occupation during past      Other directorships
                                  with Fund and       five years
                                  length of service
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Barbara H. Fraser                 Board member        Executive Vice President -  AEFA
1546 AXP Financial Center         since 2002          Products and Corporate Marketing of
Minneapolis, MN 55474                                 AEFC since 2002. President -
Age 53                                                Travelers Check Group, American
                                                      Express Company,  2001-2002.
                                                      Management Consultant, Reuters,
                                                      2000-2001. Managing Director -
                                                      International Investments, Citibank
                                                      Global,  1999-2000. Chairman and
                                                      CEO, Citicorp Investment Services
                                                      and Citigroup Insurance Group,
                                                      U.S., 1998-1999
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Stephen W. Roszell                Board member        Senior Vice President -
50238 AXP Financial Center        since 2002, Vice    Institutional Group of AEFC
Minneapolis, MN 55474             President  since
Age 54                            2002
--------------------------------- ------------------- ------------------------------------- ---------------------------------
William F. Truscott               Board member        Senior Vice President - Chief
53600 AXP Financial Center        since 2001,  Vice   Investment Officer of AEFC since
Minneapolis, MN 55474             President  since    2001. Former Chief Investment
Age 42                            2002                Officer and Managing Director,
                                                      Zurich Scudder Investments
--------------------------------- ------------------- ------------------------------------- ---------------------------------

*** Interested person by reason of being an officer, director and/or employee of AEFC.

--------------------------------------------------------------------------------
30   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Roszell, who is vice president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age                Position held       Principal occupation during past      Other directorships
                                  with Fund and       five years
                                  length of service
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Jeffrey P. Fox                    Treasurer since     Vice President - Investment
50005 AXP Financial Center        2002                Accounting, AEFC, since 2002;  Vice
Minneapolis, MN 55474                                 President - Finance, American
Age 48                                                Express Company, 2000-2002;  Vice
                                                      President - Corporate Controller,
                                                      AEFC, 1996-2000
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Paula R. Meyer                    President since     Senior Vice President and General
596 AXP Financial Center          2002                Manager - Mutual Funds, AEFC, since
Minneapolis, MN 55474                                 2002; Vice President and Managing
Age 49                                                Director - American Express Funds,
                                                      AEFC, 2000-2002; Vice President,
                                                      AEFC,  1998-2000
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Leslie L. Ogg                     Vice President,     President of Board Services
901 S. Marquette Ave.             General Counsel,    Corporation
Minneapolis, MN 55402             and Secretary
Age 64                            since 1978
--------------------------------- ------------------- ------------------------------------- ---------------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

--------------------------------------------------------------------------------
31   --   AXP INCOME OPPORTUNITIES FUND   --   2003 ANNUAL REPORT

The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities can be found in the Fund's Statement of Additional Information (SAI) which is available (i) without charge, upon request, by calling toll-free (800) 862-7919; (ii) on the American Express Company Web site at americanexpress.com/funds; and (iii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

--------------------------------------------------------------------------------
(logo)
AMERICAN
   EXPRESS
(R)
--------------------------------------------------------------------------------

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AXP(R)
   Limited Duration
             Bond
                Fund

                                                                   Annual Report
                                                            for the Period Ended
                                                                   July 31, 2003

AXP Limited Duration Bond Fund
seeks to provide shareholders with
a level of current income consistent
with preservation of capital.

--------------------------------------------------------------------------------
(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)
--------------------------------------------------------------------------------

Table of Contents

Fund Snapshot                                               3

Questions & Answers
   with Portfolio Management                                4

Investments in Securities                                   7

Financial Statements                                       12

Notes to Financial Statements                              15

Independent Auditors' Report                               25

Federal Income Tax Information                             26

Board Members and Officers                                 27

--------------------------------------------------------------------------------
2   --   AXP LIMITED DURATION BOND FUND   --   2003 ANNUAL REPORT

Fund Snapshot
    AS OF JULY 31, 2003

PORTFOLIO MANAGER

Portfolio manager                     Tom Murphy, CFA*
Since                                            6/03
Years in industry                                  17

* Team managed, led by Tom Murphy, leader of Investment Grade Corporate Sector Team.

FUND OBJECTIVE

The Fund seeks a level of current income consistent with capital preservation.

Inception dates
A: 6/19/03        B: 6/19/03   C: 6/19/03   Y: 6/19/03

Ticker symbols
A: ALDAX          B:--         C:--         Y:--

Total net assets                        $62.0 million
Number of holdings                                137

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.
     DURATION
SHORT  INT.  LONG
  X                  HIGH
  X                  MEDIUM
                     LOW

SECTOR COMPOSITION

Percentage of portfolio assets

(pie chart)

Mortgage-backed securities  33.3%
Government obligations & agencies 28.5%
Short-term securities 17.2%
Consumer discretionary 1.8%
Utilities 1.6%
Telecommunications 1.4%
Industrials 0.9%
Consumer staples 0.7%
Materials 0.5%
Energy 0.5%
Other 0.2%

Credit Quality Summary

Percentage of portfolio assets

AAA bonds                   69.5%

AA bonds                     0.1

A bonds                      6.7

BBB bonds                    6.5

Non-investment grade bonds   --

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

There are special considerations associated with investing in bond funds. Principal risks associated with the Fund include market risk, interest rate risk, credit risk and liquidity risk.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
3   --   AXP LIMITED DURATION BOND FUND   --   2003 ANNUAL REPORT

Questions & Answers
   WITH PORTFOLIO MANAGEMENT

Q: How did AXP Limited Duration Bond Fund perform for the initial fiscal period ended July 31, 2003?

A: AXP Limited Duration Bond Fund's Class A shares, excluding sales charge, fell 2.94% from June 19, 2003 (when the Fund's shares became publicly available) to July 31, 2003. From July 1, 2003 through July 31, 2003, the Fund's Class A shares fell 2.58%, excluding sales charge, and the Fund's benchmark, the Lehman Brothers Intermediate Aggregate Bond Index, declined 3.36%. The Lipper Short-Intermediate Investment Grade Bond Funds Index dropped 2.25% for the same period.

Q:   What factors affected the Fund's performance?

A: AXP Limited Duration Bond Fund was launched just ahead of a stormy environment in the U.S. fixed income markets, which had an impact on performance. July 2003 was the worst total return performance month for the U.S. Treasury Index since February 1980 and the worst relative performance month for the U.S. mortgage market ever.

(bar chart)
                             PERFORMANCE COMPARISON
                       For the period ended July 31, 2003

 0.0%

-0.5%

-1.0%

-1.5%

-2.0%
                                                              (bar 4)
-2.5%                        (bar 2)                          -2.25%
          (bar 1)            -2.58%
-3.0%     -2.94%
                                             (bar 3)
-3.5%                                        -3.36%

(bar 1) AXP Limited Duration Bond Fund
        Class A (excluding sales charge)(since 6/19/03)
(bar 2) AXP Limited Duration Bond Fund
        Class A (excluding sales charge)(since 7/1/03)
(bar 3) Lehman Brothers Intermediate Aggregate Bond Index(1)
        (unmanaged)(since 7/1/03)
(bar 4) Lipper Short-Intermediate Investment Grade Bond Funds Index(2)
        (since 7/1/03)

(1) The Lehman Brothers Intermediate Aggregate Bond Index is an unmanaged index of intermediate duration fixed-income securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The index is generally considered representative of the markets in which the Fund invests. However, the securities used to create the index may not be representative of the bonds held in the Fund.

(2) The Lipper Short-Intermediate Investment Grade Bond Funds Index, an index published by Lipper Inc., includes the 30 largest funds that are generally similar to the fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
4   --   AXP LIMITED DURATION BOND FUND   --   2003 ANNUAL REPORT

Questions & Answers

(start callout quote)> The Fund's portfolio duration of two to four years can help shield investors from the effect of rising interest rates.(end callout quote)

Q:  How is the Fund being managed?

A: More than 80% of AXP Limited Duration Bond Fund's net assets are being invested in bonds and other debt securities. The Fund invests primarily in short- to intermediate-term investment grade securities, including securities issued by the U.S. government, corporate securities and mortgage- and asset-backed securities. The Fund's portfolio duration of two to four years can help shield investors from the effect of rising interest rates.

    Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive the bond will be to changes in

TOTAL RETURNS
as of July 31, 2003

                            Class A                 Class B                Class C                 Class Y
(Inception dates)          (6/19/03)               (6/19/03)              (6/19/03)               (6/19/03)
                       NAV(1)     POP(2)       NAV(1)   After CDSC(3)  NAV(1)  After CDSC(4)    NAV(5)    POP(5)
Since inception*       -2.94%     -7.55%       -2.91%       -7.76%     -3.02%     -3.99%       -2.92%     -2.92%

* Not annualized.

(1) Excluding sales charge.

(2) Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4) 1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com/funds for current information.

--------------------------------------------------------------------------------
5   --   AXP LIMITED DURATION BOND FUND   --   2003 ANNUAL REPORT

Questions & Answers

     interest rates. For example, a three year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.

     Our multi-sector approach has the potential to help reduce portfolio volatility. Although the sector management team determines specific sector allocations based on various factors, typical sector allocations are:

     o  40%-70% in government and agency securities

     o  25%-35% in corporate bonds

     o  30%-40% in mortgage-backed securities

Q: Can you describe how the Fixed Income department's structure may benefit the Fund?

A: Our structure is based on teams across sectors in which we rely on the experience of sector-team leaders and specialists who monitor different credit securities and recommend the appropriate portfolio composition based on market developments. This approach creates focused teams accountable for performance and reaffirms the importance of research to support our actively managed portfolios. Put simply, our structure uses our talent and resources more efficiently by encouraging people to work together to identify the best ideas and relative value opportunities in the marketplace and align all portfolios accordingly.

Q: How will you manage the Fund in the coming months in light of current market conditions?

A: We are at an interesting inflection point in the market. We believe interest rates are likely to remain in a trading range, given the Fed's indication that it will keep short rates at the low end, with a further reduction more likely than an increase. At the same time, long-term interest rates have begun to trend upward. We will position the portfolio accordingly while maintaining our conservative approach as we look for signs of economic momentum.

--------------------------------------------------------------------------------
6   --   AXP LIMITED DURATION BOND FUND   --   2003 ANNUAL REPORT

Investments in Securities

AXP Limited Duration Bond Fund
July 31, 2003

(Percentages represent value of investments compared to net assets)

Bonds (92.4%)

Issuer                            Coupon             Principal       Value(a)
                                   rate               amount
Government obligations & agencies (32.1%)
Federal Home Loan Mtge Corp

   03-15-07                         4.88%            $700,000         $741,248
Federal Natl Mtge Assn
   02-15-05                         7.13              925,000        1,000,617
   05-15-08                         6.00              900,000          989,773
   08-15-08                         3.25            1,250,000        1,222,663
U.S. Treasury
   01-31-05                         1.63            3,000,000(e)     3,003,750
   05-31-05                         1.25            4,000,000        3,967,480
   06-30-05                         1.13            1,230,000        1,215,394
   05-15-06                         2.00            5,389,000        5,355,318
   08-15-07                         3.25            1,900,000        1,921,894
   05-15-08                         2.63              245,000          237,841
   05-15-13                         3.63               60,000           55,978
United Mexican States
  (U.S. Dollar)
   01-16-13                         6.38              115,000(c)       115,748
   03-03-15                         6.63               40,000(c)        39,000
Total                                                               19,866,704

Mortgage-backed securities (37.1%)
Federal Home Loan Mtge Corp
   05-01-18                         5.50              755,022          773,802
   03-01-33                         6.00              854,543          863,905
Federal Natl Mtge Assn
   06-01-13                         4.54              200,000          199,719
   06-01-13                         4.85              599,331          583,786
   09-01-14                         7.00            1,751,624        1,863,328
   07-22-17                         5.00            1,700,000(b)     1,697,348
   09-01-17                         6.00              496,957(b)       514,023
   02-01-18                         5.50              485,858          499,441
   08-01-18                         4.50              300,000(b)       292,032
   09-01-18                         4.50              500,000(b)       485,000
   11-01-26                         6.50              588,510          607,169
   07-01-28                         5.50              300,000(b)       297,806
   04-01-29                         6.50              465,559          478,514
   06-01-29                         6.00              300,000(b)       303,564
   05-01-31                         6.50              270,942          278,164
   09-01-31                         7.00              440,180          472,117
   08-01-32                         6.50              274,292          282,270
   10-01-32                         6.00              826,058          837,608
   10-01-32                         6.50              800,807          824,099
   11-01-32                         6.50              396,919          407,562
   03-01-33                         6.00              571,871          578,382
   05-01-33                         5.50            2,294,223        2,267,936
   05-01-33                         6.00              498,919(b)       504,599
   05-01-33                         6.50              393,852          405,308
   05-01-33                         7.00            2,321,584        2,435,296
   06-01-33                         5.50              323,007(b)       319,306
   06-01-33                         5.50              249,665          246,804
   06-01-33                         6.00              487,657          493,209
   07-01-33                         5.50              500,000(b)       494,271
   07-01-33                         5.50              210,000          207,594
   08-01-33                         5.00              450,000(b)       428,625
   09-01-33                         5.00              200,000(b)       189,624
   09-01-33                         5.50              600,000(b)       590,250
Govt Natl Mtge Assn
   06-15-32                         7.50              333,046          352,921
   05-15-33                         6.00              244,979          249,660
   09-01-33                         5.50              720,000(b)       711,223
Total                                                               23,036,265

Aerospace & defense (0.3%)
Raytheon
   11-01-08                         6.15              150,000          163,117

Automotive & related (0.4%)
DaimlerChyrsler North
 American Holding
   06-04-08                         4.05              270,000          258,665

Banks and savings & loans (2.2%)
Amsouth Bank NA
  Sub Nts
   04-01-13                         4.85               50,000           48,248
Bank of America
  Sr Nts
   02-15-10                         7.80              200,000          235,159

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
7   --   AXP LIMITED DURATION BOND FUND   --   2003 ANNUAL REPORT

Issuer                            Coupon             Principal      Value(a)
                                   rate               amount
Banks and savings & loans (cont.)
Banknorth Group
   05-01-08                         3.75%             $50,000         $49,232
Credit Suisse First Boston USA
   01-15-08                         4.63              125,000         128,819
US Bank National
   Association Minnesota
   08-01-11                         6.38              300,000         328,800
Wachovia
   08-15-08                         3.50               80,000          78,338
Washington Mutual Bank
   06-15-11                         6.88              250,000         281,750
Wells Fargo Bank NA
  Sub Nts
   02-01-11                         6.45              250,000         277,632
Total                                                               1,427,978

Beverages & tobacco (0.2%)
Diageo Capital
  (U.S. Dollar)
   03-20-08                         3.38              100,000(c)       98,799

Broker dealers (0.7%)
Goldman Sachs Group
   01-15-11                         6.88               50,000          55,732
   04-01-13                         5.25               65,000          64,107
Lehman Brothers Holdings
   08-07-08                         3.50              100,000          97,534
Merrill Lynch
   11-15-07                         4.00               50,000          50,049
Morgan Stanley
   03-01-13                         5.30              175,000         171,297
Total                                                                 438,719

Cable (0.8%)
Comcast
   03-15-11                         5.50              150,000         150,474
Comcast Cable Communications
   11-15-08                         6.20              250,000         269,614
Cox Communications
   08-01-08                         6.40               50,000          54,571
Total                                                                 474,659

Cellular telecommunications (0.1%)
AT&T Wireless Services
  Sr Nts
   03-01-11                         7.88               40,000          45,031

Chemicals (0.3%)
Dow Chemical
   02-01-11                         6.13               50,000          51,685
Praxair
   06-15-08                         2.75              130,000         124,209
Total                                                                 175,894

Energy (0.5%)
ConocoPhillips
   10-15-07                         3.63              275,000         275,893
Devon Financing
   09-30-11                         6.88               30,000          33,096
Total                                                                 308,989

Finance companies (2.6%)
Citigroup
  Sub Nts
   10-01-10                         7.25              645,000         736,586
Ford Motor Credit
   10-25-11                         7.25              200,000         197,973
GMAC
   09-15-11                         6.88              250,000         244,242
Household Finance
   01-15-08                         4.63              475,000         489,106
Total                                                               1,667,907

Financial services (7.1%)
Bear Stearns Commercial
 Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40                         4.00              592,452         582,730
Capital One Bank
  Sr Nts
   02-01-06                         6.88               25,000          27,048
Chase Manhattan Bank-First
 Union Natl
  Series 1999-1 C1 A2
   08-15-31                         7.44              500,000         572,059
Citibank Credit Card Issuance Trust
  Series 2003-A5 Cl A5
   04-07-08                         2.50            1,200,000       1,197,649
  Series 2003-A7 Cl A7
   07-07-17                         4.15              170,000         158,880
General Electric Capital
   01-15-08                         4.25              750,000         764,932
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A5
   09-15-31                         4.85              500,000         486,872

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
8   --   AXP LIMITED DURATION BOND FUND   --   2003 ANNUAL REPORT

Issuer                            Coupon             Principal      Value(a)
                                   rate               amount
Financial services (cont.)
Residential Asset Securities
  Series 2002-KS1 Cl A14
   11-25-29                         5.86%            $200,000        $207,946
SLM
   03-17-08                         3.63               50,000          49,370
TIAA Global Markets
   01-22-08                         3.88              200,000(d)      201,352
Toyota Motor Credit
   08-01-08                         2.88              190,000         182,923
Total                                                               4,431,761

Food (0.6%)
General Mills
   02-15-07                         5.13              100,000         106,563
Kellogg
  Series B
   04-01-11                         6.60              135,000         149,604
Kraft Foods
   11-01-11                         5.63              100,000         100,957
Total                                                                 357,124

Industrial transportation (0.8%)
Burlington North Santa Fe
   12-15-05                         6.38              100,000         108,777
Canadian Natl Railways
  (U.S. Dollar)
   10-15-11                         6.38               75,000(c)       81,973
CSX
   03-15-11                         6.75              125,000         137,269
Union Pacific
   01-15-11                         6.65               75,000          82,189
   04-15-12                         6.50               60,000          64,955
Total                                                                 475,163

Insurance (0.9%)
Allstate
  Sr Nts
   02-15-12                         6.13               40,000          42,793
ASIF Global Financing
   01-17-13                         4.90              300,000(d)      291,210
MassMutual Global Funding II
   07-15-08                         2.55               60,000(d)       56,779
Met Life Global Funding I
   06-19-08                         2.60              100,000(d)       94,242
Travelers Property Casualty
  Sr Nts
   03-15-13                         5.00               50,000          48,777
Total                                                                 533,801

Leisure time & entertainment (0.9%)
AOL Time Warner
   05-01-12                         6.88              390,000         418,158
Viacom
   05-15-11                         6.63              100,000         110,689
Total                                                                 528,847

Paper & packaging (0.2%)
Domtar
  (U.S. Dollar)
   10-15-11                         7.88               35,000(c)       40,147
Weyerhaeuser
   03-15-07                         6.13              100,000         107,890
Total                                                                 148,037

Real estate investment trust (1.2%)
EOP Operating LP
   02-15-12                         6.75              100,000         108,804
ERP Operating LP
   04-01-13                         5.20               70,000          68,570
Normura Asset Securities
  Series 1998-D6 Cl A1B
   03-15-30                         6.59              500,000         554,322
Total                                                                 731,696

Retail -- grocery (0.1%)
Kroger
   04-01-11                         6.80               50,000          54,226

Telecom equipment & services (0.8%)
Sprint Capital
   11-15-08                         6.13               75,000          77,840
Verizon Maryland
   03-01-12                         6.13              300,000         317,326
Vodafone Group
  (U.S. Dollar)
   02-15-10                         7.75              100,000(c)      116,667
Total                                                                 511,833

Utilities -- electric (1.7%)
Cincinnati Gas & Electric
   09-15-12                         5.70               85,000          87,132
Commonwealth Edison
   02-01-08                         3.70               50,000          49,920
Consolidated Edison
   08-01-08                         3.63              140,000         138,149
Consolidated Natural Gas
  Sr Nts
   04-15-11                         6.85               20,000          22,165

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
9   --   AXP LIMITED DURATION BOND FUND   --   2003 ANNUAL REPORT

Issuer                            Coupon             Principal        Value(a)
                                   rate               amount
Utilities -- electric (cont.)
Consumers Energy
  1st Mtge
   04-15-08                         4.25%            $100,000(d)        $99,874
Dominion Resources
   02-15-08                         4.13              100,000           100,229
Duke Energy
   03-05-08                         3.75              150,000(d)        149,564
FirstEnergy
  Series B
   11-15-11                         6.45               50,000            51,191
Florida Power
  1st Mtge
   03-01-13                         4.80               90,000            87,456
Florida Power & Light
  1st Mtge
   02-01-13                         4.85               40,000            39,528
Midamerican Energy
   01-15-13                         5.13               50,000            49,980
Northern States Power - Minnesota
  1st Mtge Series B
   08-29-12                         8.00               40,000            47,754
Public Service Colorado
  1st Mtge
   03-01-13                         4.88               70,000(d)         67,788
Tampa Electric
   08-15-07                         5.38               15,000            15,373
Xcel Energy
  Sr Nts
   07-01-08                         3.40               30,000(d)         28,575
Total                                                                 1,034,678

Utilities -- natural gas (0.1%)
NiSource Finance
   07-15-14                         5.40               40,000            38,629

Utilities -- telephone (0.7%)
AT&T
  Sr Nts
   11-15-06                         7.00               70,000            77,367
British Telecom
  (U.S. Dollar)
   12-15-10                         8.38               70,000(c)         83,641
Citizens Communications
   05-15-11                         9.25               40,000            49,161
Deutsche Telekom Intl Finance
  (U.S. Dollar)
   07-22-13                         5.25               40,000(c)         38,271
France Telecom
  (U.S. Dollar)
   03-01-11                         9.25               50,000(c,f)       59,423
SBC Communications
   03-15-11                         6.25              115,000           124,697
Total                                                                   432,560

Total bonds
(Cost: $59,003,403)                                                 $57,241,082

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
10   --   AXP LIMITED DURATION BOND FUND   --   2003 ANNUAL REPORT

Short-term securities (19.2%)

Issuer                          Annualized            Amount         Value(a)
                               yield on date        payable at
                                of purchase          maturity
U.S. government agency (15.3%)
Federal Natl Mtge Assn
   10-22-03                         1.03%          $9,500,000       $9,477,713

Commercial paper (3.9%)
Abbey Natl North America
   08-01-03                         1.11            2,400,000        2,399,926

Total short-term securities
(Cost: $11,877,714)                                                $11,877,639

Total investments in securities
(Cost: $70,881,117)(g)                                             $69,118,721

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At July 31, 2003, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $7,100,801.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of July 31, 2003, the value of foreign securities represented 1.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

     Type of security                                          Notional amount
     Purchase contracts
     Eurodollar, Sept. 2003, 90-day                                $2,500,000


(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2003.

(g) At July 31, 2003, the cost of securities for federal income tax purposes was $70,925,425 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                           $      6,822
     Unrealized depreciation                             (1,813,526)
                                                         ----------
     Net unrealized depreciation                       $ (1,806,704)
                                                       ------------


--------------------------------------------------------------------------------
11   --   AXP LIMITED DURATION BOND FUND   --   2003 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Limited Duration Bond Fund

July 31, 2003
Assets
Investments in securities, at value (Note 1)
   (identified cost $70,881,117)                                               $69,118,721
Cash in bank on demand deposit                                                      51,750
Capital shares receivable                                                           87,425
Dividends and accrued interest receivable                                          385,775
Receivable for investment securities sold                                        3,600,353
                                                                                 ---------
Total assets                                                                    73,244,024
                                                                                ----------

Liabilities
Dividends payable to shareholders                                                   25,955
Payable for investment securities purchased                                      4,101,172
Payable for securities purchased on a forward-commitment basis (Note 1)          7,100,801
Accrued investment management services fee                                             916
Accrued distribution fee                                                               569
Accrued transfer agency fee                                                             49
Accrued administrative services fee                                                     85
Other accrued expenses                                                              47,489
                                                                                    ------
Total liabilities                                                               11,277,036
                                                                                ----------
Net assets applicable to outstanding capital stock                             $61,966,988
                                                                               ===========

Represented by
Capital stock -- $.01 par value (Note 1)                                       $    64,182
Additional paid-in capital                                                      63,889,793
Undistributed net investment income                                                 13,406
Accumulated net realized gain (loss) (Note 7)                                     (236,082)
Unrealized appreciation (depreciation) on investments (Note 5)                  (1,764,311)
                                                                                ----------
Total -- representing net assets applicable to outstanding capital stock       $61,966,988
                                                                               ===========
Net assets applicable to outstanding shares:    Class A                        $54,775,300
                                                Class B                        $ 6,316,247
                                                Class C                        $   860,921
                                                Class Y                        $    14,520
Net asset value per share of outstanding capital stock:
                                                Class A shares 5,673,432       $      9.65
                                                Class B shares   654,114       $      9.66
                                                Class C shares    89,197       $      9.65
                                                Class Y shares     1,504       $      9.65
                                                                   -----       -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12   --   AXP LIMITED DURATION BOND FUND   --   2003 ANNUAL REPORT

Statement of operations
AXP Limited Duration Bond Fund

For the period from June 19, 2003* to July 31, 2003
Investment income
Income:
Interest                                                            $   154,178
                                                                      ---------
Expenses (Note 2):
Investment management services fee                                       34,385
Distribution fee
   Class A                                                               15,042
   Class B                                                                2,996
   Class C                                                                  494
Transfer agency fee                                                         867
Incremental transfer agency fee
   Class A                                                                   50
   Class B                                                                   54
   Class C                                                                    9
Service fee -- Class Y                                                        2
Administrative services fees and expenses                                 3,184
Custodian fees                                                           14,400
Printing and postage                                                      9,570
Registration fees                                                        63,002
Audit fees                                                               15,500
Other                                                                     2,393
                                                                          -----
Total expenses                                                          161,948
   Expenses waived/reimbursed by AEFC (Note 2)                          (96,818)
                                                                        -------
                                                                         65,130
   Earnings credits on cash balances (Note 2)                              (210)
                                                                           ----
Total net expenses                                                       64,920
                                                                         ------
Investment income (loss) -- net                                          89,258
                                                                         ------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)             (235,008)
Net change in unrealized appreciation (depreciation) on investments  (1,575,486)
                                                                     ----------
Net gain (loss) on investments                                       (1,810,494)
                                                                     ----------
Net increase (decrease) in net assets resulting from operations     $(1,721,236)
                                                                    ===========

* When shares became publicly available.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13   --   AXP LIMITED DURATION BOND FUND   --   2003 ANNUAL REPORT

Statement of changes in net assets
AXP Limited Duration Bond Fund

For the period from June 19, 2003* to July 31, 2003
Operations and distributions
Investment income (loss) -- net                                    $    89,258
Net realized gain (loss) on security transactions                     (235,008)
Net change in unrealized appreciation (depreciation)
   on investments                                                   (1,575,486)
                                                                    ----------
Net increase (decrease) in net assets resulting from operations     (1,721,236)
                                                                    ----------
Distributions to shareholders from:
   Net investment income
      Class A                                                          (90,576)
      Class B                                                           (3,599)
      Class C                                                             (483)
      Class Y                                                              (27)
                                                                           ---
Total distributions                                                    (94,685)
                                                                       -------

Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                           6,756,427
   Class B shares                                                    6,662,790
   Class C shares                                                      869,686
   Class Y shares                                                        5,000
Reinvestment of distributions at net asset value
   Class A shares                                                       73,630
   Class B shares                                                        1,717
   Class C shares                                                          222
   Class Y shares                                                           22
Payments for redemptions
   Class A shares                                                     (163,097)
   Class B shares (Note 2)                                            (233,587)
   Class C shares (Note 2)                                                (302)
                                                                          ----
Increase (decrease) in net assets from
   capital share transactions                                       13,972,508
                                                                    ----------
Total increase (decrease) in net assets                             12,156,587
Net assets at beginning of period (Note 1)                          49,810,401**
                                                                    ----------
Net assets at end of period                                        $61,966,988
                                                                   ===========
Undistributed net investment income                                $    13,406
                                                                   -----------

 *  When shares became publicly available.

** Initial capital of $50,000,000 was contributed on June 12, 2003. The Fund had a decrease in net assets resulting from operations of $189,599 during the period from June 12, 2003 to June 19, 2003 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14   --   AXP LIMITED DURATION BOND FUND   --   2003 ANNUAL REPORT

Notes to Financial Statements
AXP Limited Duration Bond Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Discovery Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Discovery Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in short- (0 to 3 years) to intermediate-term (4 to 10 years) investment grade securities, including securities issued by the U.S. government, corporate securities and mortgage- and asset-backed securities. On June 12, 2003, IDS Life Insurance Company (IDS Life), a wholly owned subsidiary of American Express Financial Corporation (AEFC) invested $50,000,000 in the Fund which represented 4,997,000 shares for Class A, 1,000 shares for Class B, Class C and Class Y, respectively, which represented the initial capital for each class at $10 per share. Shares of the Fund were first offered to the public on June 19, 2003. As of July 31, 2003, IDS Life owned approximately 78% of the Fund.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities

--------------------------------------------------------------------------------
15   --   AXP LIMITED DURATION BOND FUND   --   2003 ANNUAL REPORT
maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

--------------------------------------------------------------------------------
16   --   AXP LIMITED DURATION BOND FUND   --   2003 ANNUAL REPORT

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation and/or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. As of July 31, 2003, the Fund has entered into outstanding when-issued securities of $4,925,294 and other forward-commitments of $2,175,507.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $18,533 resulting in a net reclassification adjustment to decrease paid-in capital by $18,533.

--------------------------------------------------------------------------------
17   --   AXP LIMITED DURATION BOND FUND   --   2003 ANNUAL REPORT

The tax character of distributions paid for the period indicated is as follows:

For the period from June 19, 2003* to July 31, 2003
Class A
Distributions  paid from:
      Ordinary income                                 $90,576
      Long-term capital gain                               --
Class B
Distributions paid from:
      Ordinary income                                   3,599
      Long-term capital gain                               --
Class C
Distributions paid from:
      Ordinary income                                     483
      Long-term capital gain                               --
Class Y
Distributions paid from:
      Ordinary income                                      27
      Long-term capital gain                               --

* When shares became publicly available.

As of July 31, 2003, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                     $    39,361
Accumulated long-term gain (loss)                 $  (193,689)
Unrealized appreciation (depreciation)            $(1,806,704)

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------
18   --   AXP LIMITED DURATION BOND FUND   --   2003 ANNUAL REPORT

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.54% to 0.415% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o    Class A $20.50

o    Class B $21.50

o    Class C $21.00

o    Class Y $18.50

In addition, there is an annual closed-account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the account is purged from the transfer agent system generally within one year.

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

--------------------------------------------------------------------------------
19   --   AXP LIMITED DURATION BOND FUND   --   2003 ANNUAL REPORT

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $64,988 for Class A and $3 for Class C for the period ended July 31, 2003.

For the period ended July 31, 2003, AEFC and American Express Financial Advisors Inc. waived certain fees and expenses to 0.96% for Class A, 1.74% for Class B, 1.72% for Class C and 0.81% for Class Y. In addition, AEFC and American Express Financial Advisors Inc. have agreed to waive certain fees and expenses until July 31, 2004. Under this agreement, total expenses will not exceed 0.99% for Class A, 1.75% for Class B, 1.75% for Class C and 0.83% for Class Y of the Fund's average daily net assets.

During the period ended July 31, 2003, the Fund's custodian and transfer agency fees were reduced by $210 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $35,197,464 and $18,968,621, respectively, for the period ended July 31, 2003. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the period from June 19, 2003* to July 31, 2003 are as follows:

                                       Class A    Class B     Class C   Class Y
Sold                                   685,536    676,850      88,205       502
Issued for reinvested distributions      7,529        176          23         2
Redeemed                               (16,633)   (23,912)        (31)       --
                                       -------    -------      ------       ---
Net increase (decrease)                676,432    653,114      88,197       504
                                       -------    -------      ------       ---

* When shares became publicly available.

5. INTEREST RATE FUTURES CONTRACTS

As of July 31, 2003, investments in securities included securities valued at $50,063 that were pledged as collateral to cover initial margin deposits on 10 open purchase contracts. The notional market value of the open purchase contracts as of July 31, 2003 was $2,471,125 with a net unrealized loss of $1,915. See "Summary of significant accounting policies."

--------------------------------------------------------------------------------
20   --   AXP LIMITED DURATION BOND FUND   --   2003 ANNUAL REPORT

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the period ended July 31, 2003.

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $193,689 as of July 31, 2003, that will expire in 2011 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
21   --   AXP LIMITED DURATION BOND FUND   --   2003 ANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended July 31,                                          2003(b)
Net asset value, beginning of period                                 $9.96
                                                                     -----
Income from investment operations:
Net investment income (loss)                                           .01
Net gains (losses) (both realized and unrealized)                     (.31)
                                                                      ----
Total from investment operations                                      (.30)
                                                                      ----
Less distributions:
Dividends from net investment income                                  (.01)
                                                                      ----
Net asset value, end of period                                       $9.65
                                                                     -----

Ratios/supplemental data
Net assets, end of period (in millions)                                $55
Ratio of expenses to average daily net assets(c),(e)                  .96%(d)
Ratio of net investment income (loss) to average daily net assets    1.39%(d)
Portfolio turnover rate (excluding short-term securities)              36%
Total return(i)                                                    (2.94%)(j)

Class B
Per share income and capital changes(a)
Fiscal period ended July 31,                                          2003(b)
Net asset value, beginning of period                                 $9.96
                                                                     -----
Income from investment operations:
Net investment income (loss)                                           .01
Net gains (losses) (both realized and unrealized)                     (.30)
                                                                      ----
Total from investment operations                                      (.29)
                                                                      ----
Less distributions:
Dividends from net investment income                                  (.01)
                                                                      ----
Net asset value, end of period                                       $9.66
                                                                     -----
Ratios/supplemental data
Net assets, end of period (in millions)                                 $6
Ratio of expenses to average daily net assets(c),(f)                 1.74%(d)
Ratio of net investment income (loss) to average daily net assets    1.02%(d)
Portfolio turnover rate (excluding short-term securities)              36%
Total return(i)                                                     (2.91%)(j)

See accompanying notes to financial highlights.

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22   --   AXP LIMITED DURATION BOND FUND   --   2003 ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended July 31,                                          2003(b)
Net asset value, beginning of period                                 $9.96
                                                                     -----
Income from investment operations:
Net investment income (loss)                                           .01
Net gains (losses) (both realized and unrealized)                     (.31)
                                                                      ----
Total from investment operations                                      (.30)
                                                                      ----
Less distributions:
Dividends from net investment income                                  (.01)
                                                                      ----
Net asset value, end of period                                       $9.65
                                                                     -----
Ratios/supplemental data
Net assets, end of period (in millions)                                 $1
Ratio of expenses to average daily net assets(c),(g)                 1.72%(d)
Ratio of net investment income (loss) to average daily net assets     .85%(d)
Portfolio turnover rate (excluding short-term securities)              36%
Total return(i)                                                     (3.02%)(j)

Class Y
Per share income and capital changes(a)
Fiscal period ended July 31,                                          2003(b)
Net asset value, beginning of period                                 $9.96
                                                                     -----
Income from investment operations:
Net investment income (loss)                                           .01
Net gains (losses) (both realized and unrealized)                     (.30)
                                                                      ----
Total from investment operations                                      (.29)
                                                                      ----
Less distributions:
Dividends from net investment income                                  (.02)
                                                                      ----
Net asset value, end of period                                       $9.65
                                                                     -----
Ratios/supplemental data
Net assets, end of period (in millions)                                $--
Ratio of expenses to average daily net assets(c),(h)                  .81%(d)
Ratio of net investment income (loss) to average daily net assets    1.55%(d)
Portfolio turnover rate (excluding short-term securities)              36%
Total return(i)                                                     (2.92%)(j)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
23   --   AXP LIMITED DURATION BOND FUND   --   2003 ANNUAL REPORT

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 2.40% for the period ended July 31, 2003.

(f) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 3.16% for the period ended July 31, 2003.

(g) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 3.16% for the period ended July 31, 2003.

(h) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 2.24% for the period ended July 31, 2003.

(i) Total return does not reflect payment of a sales charge.

(j) Not annualized.

--------------------------------------------------------------------------------
24   --   AXP LIMITED DURATION BOND FUND   --   2003 ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP DISCOVERY SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Limited Duration Bond Fund (a series of AXP Discovery Series, Inc.) as of July 31, 2003, and the related statements of operations, changes in net assets and the financial highlights for the period from June 19, 2003 (when shares became publicly available) to July 31, 2003. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Limited Duration Bond Fund as of July 31, 2003, and the results of its operations, changes in its net assets and the financial highlights for the period stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

September 12, 2003

--------------------------------------------------------------------------------
25   --   AXP LIMITED DURATION BOND FUND   --   2003 ANNUAL REPORT

Federal Income Tax Information

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Limited Duration Bond Fund
Fiscal period ended July 31, 2003

Class A

Income distributions -- taxable as dividend income:
   Qualified Dividend Income for individuals
     (effective for distributions made after Jan. 1, 2003)          0.00%
   Dividends Received Deduction for corporations                    0.00%
Payable date                                                    Per share
July 24, 2003                                                    $0.01399

Class B

Income distributions -- taxable as dividend income:
   Qualified Dividend Income for individuals
     (effective for distributions made after Jan. 1, 2003)          0.00%
   Dividends Received Deduction for corporations                    0.00%
Payable date                                                    Per share
July 24, 2003                                                    $0.00769

Class C

Income distributions -- taxable as dividend income:
   Qualified Dividend Income for individuals
     (effective for distributions made after Jan. 1, 2003)         0.00%
   Dividends Received Deduction for corporations                   0.00%
Payable date                                                   Per share
July 24, 2003                                                   $0.00744

Class Y

Income distributions -- taxable as dividend income:
   Qualified Dividend Income for individuals
     (effective for distributions made after Jan. 1, 2003)        0.00%
   Dividends Received Deduction for corporations                  0.00%
Payable date                                                  Per share
July 24, 2003                                                  $0.01541

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26   --   AXP LIMITED DURATION BOND FUND   --   2003 ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 83 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age                 Position held      Principal occupation during past      Other directorships
                                   with Fund and      five years
                                   length of service
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Arne H. Carlson                    Board member       Chair, Board Services Corporation
901 S. Marquette Ave.              since 1999         (provides administrative services
Minneapolis, MN 55402                                 to boards). Former Governor  of
Age 68                                                Minnesota
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Philip J. Carroll, Jr.             Board member       Retired Chairman and CEO,  Fluor      Scottish Power PLC, Vulcan
901 S. Marquette Ave.              since 2002         Corporation (engineering and          Materials Company, Inc.
Minneapolis, MN 55402                                 construction) since 1998              (construction
Age 65                                                                                      materials/chemicals)
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Livio D. DeSimone                  Board member       Retired Chair of the Board and        Cargill, Incorporated
30 Seventh Street East             since 2001         Chief Executive Officer, Minnesota    (commodity merchants and
Suite 3050                                            Mining and Manufacturing (3M)         processors), General Mills,
St. Paul, MN 55101-4901                                                                     Inc. (consumer foods), Vulcan
Age 69                                                                                      Materials Company (construction
                                                                                            materials/ chemicals), Milliken
                                                                                            & Company (textiles and
                                                                                            chemicals), and Nexia
                                                                                            Biotechnologies, Inc.
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Heinz F. Hutter*                   Board member       Retired President and Chief
901 S. Marquette Ave.              since 1994         Operating Officer, Cargill,
Minneapolis, MN 55402                                 Incorporated (commodity merchants
Age 74                                                and processors)
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Anne P. Jones                      Board member       Attorney and Consultant
901 S. Marquette Ave.              since 1985
Minneapolis, MN 55402
Age 68
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Stephen R. Lewis, Jr.**            Board member       Retired President and Professor of    Valmont Industries, Inc.
901 S. Marquette Ave.              since 2002         Economics, Carleton College           (manufactures irrigation
Minneapolis, MN 55402                                                                       systems)
Age 64
---------------------------------- ------------------ ------------------------------------- ---------------------------------
Alan G. Quasha                     Board member       President, Quadrant Management,       Compagnie Financiere Richemont
901 S. Marquette Ave.              since 2002         Inc. (management of private           AG (luxury goods), Harken
Minneapolis, MN 55402                                 equities)                             Energy Corporation (oil and gas
Age 53                                                                                      exploration) and SIRIT Inc.
                                                                                            (radio frequency identification
                                                                                            technology)
---------------------------------- ------------------ ------------------------------------- ---------------------------------

 * Interested person of AXP Partners International Aggressive Growth Fund and AXP Partners Aggressive Growth Fund by reason of being a security holder of J P Morgan Chase & Co., which has a 45% interest in American Century Companies, Inc., the parent company of the subadviser of two of the AXP Partners Funds, American Century Investment Management, Inc.

** Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Liberty Wanger Asset Management, L.P., one of the fund's subadvisers.
--------------------------------------------------------------------------------
27   --   AXP LIMITED DURATION BOND FUND   --   2003 ANNUAL REPORT

Independent Board Members (continued)

Name, address, age                Position held       Principal occupation during past      Other directorships
                                  with Fund and       five years
                                  length of service
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Alan K. Simpson                   Board member        Former three-term United States       Biogen, Inc.
1201 Sunshine Ave.                since 1997          Senator for Wyoming                   (biopharmaceuticals)
Cody, WY 82414
Age 71
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Alison Taunton-Rigby              Board member        President, Forester Biotech since
901 S. Marquette Ave.             since 2002          2000. Former President and CEO,
Minneapolis, MN 55402                                 Aquila Biopharmaceuticals, Inc.
Age 59
--------------------------------- ------------------- ------------------------------------- ---------------------------------

Board Members Affiliated with AEFC***

Name, address, age                Position held       Principal occupation during past      Other directorships
                                  with Fund and       five years
                                  length of service
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Barbara H. Fraser                 Board member        Executive Vice President -  AEFA
1546 AXP Financial Center         since 2002          Products and Corporate Marketing of
Minneapolis, MN 55474                                 AEFC since 2002. President -
Age 53                                                Travelers Check Group, American
                                                      Express Company,  2001-2002.
                                                      Management Consultant, Reuters,
                                                      2000-2001. Managing Director -
                                                      International Investments, Citibank
                                                      Global,  1999-2000. Chairman and
                                                      CEO, Citicorp Investment Services
                                                      and Citigroup Insurance Group,
                                                      U.S., 1998-1999
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Stephen W. Roszell                Board member        Senior Vice President -
50238 AXP Financial Center        since 2002, Vice    Institutional Group of AEFC
Minneapolis, MN 55474             President  since
Age 54                            2002
--------------------------------- ------------------- ------------------------------------- ---------------------------------
William F. Truscott               Board member        Senior Vice President - Chief
53600 AXP Financial Center        since 2001,  Vice   Investment Officer of AEFC since
Minneapolis, MN 55474             President  since    2001. Former Chief Investment
Age 42                            2002                Officer and Managing Director,
                                                      Zurich Scudder Investments
--------------------------------- ------------------- ------------------------------------- ---------------------------------

*** Interested person by reason of being an officer, director and/or employee of AEFC.

--------------------------------------------------------------------------------
28   --   AXP LIMITED DURATION BOND FUND   --   2003 ANNUAL REPORT

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Roszell, who is vice president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age                Position held       Principal occupation during past      Other directorships
                                  with Fund and       five years
                                  length of service
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Jeffrey P. Fox                    Treasurer since     Vice President - Investment
50005 AXP Financial Center        2002                Accounting, AEFC, since 2002;  Vice
Minneapolis, MN 55474                                 President - Finance, American
Age 48                                                Express Company, 2000-2002;  Vice
                                                      President - Corporate Controller,
                                                      AEFC, 1996-2000
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Paula R. Meyer                    President since     Senior Vice President and General
596 AXP Financial Center          2002                Manager - Mutual Funds, AEFC, since
Minneapolis, MN 55474                                 2002; Vice President and Managing
Age 49                                                Director - American Express Funds,
                                                      AEFC, 2000-2002; Vice President,
                                                      AEFC,  1998-2000
--------------------------------- ------------------- ------------------------------------- ---------------------------------
Leslie L. Ogg                     Vice President,     President of Board Services
901 S. Marquette Ave.             General Counsel,    Corporation
Minneapolis, MN 55402             and Secretary
Age 64                            since 1978
--------------------------------- ------------------- ------------------------------------- ---------------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

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29   --   AXP LIMITED DURATION BOND FUND   --   2003 ANNUAL REPORT

The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities can be found in the Fund's Statement of Additional Information (SAI) which is available (i) without charge, upon request, by calling toll-free (800) 862-7919; (ii) on the American Express Company Web site at americanexpress.com/funds; and (iii) on the Securities and Exchange Commission Web site at http://www.sec.gov.American

--------------------------------------------------------------------------------
(logo)
AMERICAN
   EXPRESS(R)
--------------------------------------------------------------------------------

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

           (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

           (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Livio D. DeSimone, Anne P. Jones, and Alan G. Quasha, each qualify as audit committee financial experts.

Item 4. Principal Accountant Fees and Services. Not applicable pursuant to SEC Release No. IC-25915 (January 28, 2003).

Items 5-6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.    [Reserved]

Item 9.    Controls and Procedures.

           (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

           (b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.   Exhibits.

           (a) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

           (b) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP Discovery Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 1, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 1, 2003


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          October 1, 2003